MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

TREASURY SECURITIES MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Trust Class shares of the TREASURY SECURITIES MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 29, 1996

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Trust Class shares of the Trust's Treasury Securities Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Trust Class shares of the Fund are offered at net asset value per share.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser".

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES          TREASURY SECURITIES MONEY MARKET FUND
                                                                    TRUST CLASS

Maximum Sales Load Imposed on Purchases (as a percentage of offering
 price)                                                                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                  None
Wire Redemption Fee                                                     None
Exchange Fee                                                            None

ANNUAL OPERATING EXPENSES                 TREASURY SECURITIES MONEY MARKET FUND
(as a percentage of average net assets)                             TRUST CLASS

--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (1)                                   .23%
Administration Fees                                                     .20%
12b-1 Fees                                                              .00%
Other Expenses                                                          .07%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)                        .50%
================================================================================

(1)The Adviser has voluntarily agreed to waive its advisory fee to the extent necessary to keep "Total Operating Expenses" for the Trust Class shares of the Fund from exceeding .50%. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the Fund would be .30%.

(2)Absent the Adviser's voluntary fee waiver, Total Operating Expenses for Trust Class shares of the Fund would be .57%.

EXAMPLE

--------------------------------------------------------------------------------
                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment in Trust Class shares
of the Fund assuming: (1) 5% annual return and
(2) redemption at the end of each time period:   $ 5     $16     $28     $63

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Trust Class shares of the Fund. The information set forth in the foregoing table and example relates only to Trust Class shares. The Trust also offers Retail Class shares and Cash Sweep Class shares of the Fund, which are subject to the same expenses plus certain additional distribution costs. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal year ended September 30, 1995, have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Trust Class Share Outstanding Throughout the Period

                              REALIZED                                                                     RATIO OF   RATIO OF
                                 AND                                                                       EXPENSES  NET INCOME
        NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET         NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE TO AVERAGE
          VALUE      NET      GAINS OR     FROM NET      VALUE             END OF    EXPENSES  NET INCOME NET ASSETS NET ASSETS
        BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL     PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING (EXCLUDING
        OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN    (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
        --------- ---------- ----------- ------------- --------- ------  ---------- ---------- ---------- ---------- ----------
 TREASURY SECURITIES MONEY MARKET FUND TRUST CLASS
 1995     $1.00     $0.05        --         $(0.05)      $1.00    5.33 %  $521,270     0.50%      5.23%      0.57%      5.16%
 1994      1.00      0.03        --          (0.03)       1.00    3.22     403,778     0.50       3.15       0.60       3.05
        PORTFOLIO
        TURNOVER
          RATE
        ---------
 TREASURY SECURITIES MONEY MARKET FUND TRUST CLASS
 1995      --
 1994      --

5

THE TRUST

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in its Treasury Securities Money Market Fund (the "Fund"), a diversified mutual fund, through three separate classes: Trust Class, Retail Class and Cash Sweep Class, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Trust Class shares of the Fund. Information regarding the Retail Class and Cash Sweep Class shares of the Fund and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objectives.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations. The Fund may purchase Treasury Obligations on a when-issued or delayed delivery basis.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information. The Board of Trustees has adopted a policy that the Fund will not engage in securities lending.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Trust Class shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc. ("DST"), by wire. Trust Class shares of the Fund are sold on a continuous basis.

To open an account, an investor must first return a completed and signed Account Application to DST, 210 West 10th Street, Kansas City, MO 64105. Account Application forms are available by calling 1-800-471-1144.

6

WIRE

A shareholder whose Account Application has been received by DST may purchase Trust Class shares of the Fund by wiring Federal funds. The shareholder must wire funds to DST and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies DST prior to 12:00 noon, Central time. If DST does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

GENERAL INFORMATION REGARDING PURCHASES

Purchases of Trust Class shares of the Fund may be made on any day the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in Trust Class shares of the Fund is $1,000,000; however, the Trust's distributor, SEI Financial Services Company (the "Distributor"), may waive the minimum investment at its discretion.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by DST, if DST receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Trust Class shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES

Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired for cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.

An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request ") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

7

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. Notaries public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor DST will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, serves the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past seven years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

8


The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of Trust Class shares of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .23% of the Fund's average net assets.

Gerald S. Dugal is an Assistant Vice President and the Investment Manager for the Marquis Treasury Securities Money Market Fund, Institutional Money Market Fund, and the Tax-Exempt Money Market Fund. Mr. Dugal has 10 years of experience in investment trading, brokerage and research. He is licensed as a series 7 securities principal and a series 53 municipal securities principal.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Fund's average daily net assets.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

The Trust Class shares of the Funds are offered without distribution fees.

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement").

The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized". That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of Trust Class shares will be higher than that of Cash Sweep Class and Retail Class shares because of the distribution fees charged to Cash Sweep Class and Retail Class shares.

9

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax net investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

10


Each sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Growth Equity Fund, Institutional Money Market Fund, Tax Exempt Money Market Fund and the Value Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

The amount of dividends payable on Trust Class shares will be more than the dividends payable on Retail Class and Cash Sweep shares because of the distribution fees paid by Retail Class and Cash Sweep shares.

11

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   3
Financial Highlights........................................................   4
The Trust...................................................................   5
Investment Objectives and Policies..........................................   5
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   6
Redemption of Shares........................................................   6
The Adviser.................................................................   7
The Administrator...........................................................   8
The Shareholder Servicing Agent and Transfer Agent..........................   8
The Distributor.............................................................   8
Performance.................................................................   8
Taxes.......................................................................   9
General Information.........................................................  10
Description of Permitted Investments and Risk Factors.......................  11

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

TREASURY SECURITIES MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Retail Class shares of the TREASURY SECURITIES MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 29, 1996

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Retail Class shares of the Trust's Treasury Securities Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Retail Class shares of the Fund are offered at net asset value per share. Retail Class shares are subject to annual distribution fees of .25% of the average daily net assets.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES          TREASURY SECURITIES MONEY MARKET FUND
                                                                   RETAIL CLASS

Maximum Sales Load Imposed on Purchases (as a percentage of offering
 price)                                                                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                  None
Wire Redemption Fee                                                      $25
Exchange Fee                                                            None

ANNUAL OPERATING EXPENSES                 TREASURY SECURITIES MONEY MARKET FUND
(as a percentage of average net assets)                            RETAIL CLASS

----------------------------------------------------------
Advisory Fees (after fee waivers) (1)                 .23%
Administration Fees                                   .20%
12b-1 Fees                                            .20%
Other Expenses                                        .07%
----------------------------------------------------------
Total Operating Expenses (after fee waivers) (2) (3)  .70%
----------------------------------------------------------
----------------------------------------------------------

(1) The Adviser and the Distributor have voluntarily agreed to waive their advisory and 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Retail Class shares of the Fund from exceeding .70%. The Adviser and the Distributor reserve the right to terminate their waiver at any time in their sole discretion. Absent such waiver, the advisory fee for the Fund would be .30%, and the 12b-1 fee for the Retail Class shares of the Fund would be .25%.

(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for Retail Class shares of the Fund would be .82%.

(3) Total Operating Expenses have been restated to reflect current fees.

EXAMPLE

-------------------------------------------------------------------------------
                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment in Retail Class shares of
the Fund assuming (1) 5% annual return and (2)
redemption at the end of each time period:        $7     $22     $39     $87

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Retail Class shares of the Fund. The information set forth in the foregoing table and example relates only to Retail Class shares. The Trust also offers Trust Class shares and Cash Sweep Class shares of the Fund which are subject to the same expenses except that Trust Class shares are not charged distribution expenses and Cash Sweep Class shares are charged higher distribution expenses than Retail Class shares. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal year ended September 30, 1995, have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Retail Class Share Outstanding Throughout the Period

                                 REALIZED                                                                    RATIO OF   RATIO OF
                                    AND                                                                      EXPENSES  NET INCOME
           NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET        NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE TO AVERAGE
             VALUE      NET      GAINS OR     FROM NET      VALUE            END OF    EXPENSES  NET INCOME NET ASSETS NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL    PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN   (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
           --------- ---------- ----------- ------------- --------- ------ ---------- ---------- ---------- ---------- ----------
 TREASURY SECURITIES MONEY MARKET FUND RETAIL CLASS
 1995        $1.00     $0.05         --        $(0.05)      $1.00    5.16%  $282,747     0.68%      5.12%      0.82%      4.98%
 1994(1)     $1.00      0.03         --         (0.03)       1.00    3.15*    86,848     0.59*      3.27*      0.83*      3.03*
           PORTFOLIO
           TURNOVER
             RATE
           ---------
 TREASURY SECURITIES MONEY MARKET FUND RETAIL CLASS
 1995          --
 1994(1)       --

--------

*  Annualized.
(1) Commenced operations on October 19, 1993.

5

THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in its Treasury Securities Money Market Fund (the "Fund"), a diversified mutual fund, through three separate classes: Trust Class, Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Retail Class shares of the Fund. Information regarding the Trust Class and Cash Sweep Class shares of the Fund and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objectives.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations. The Fund may purchase Treasury Obligations on a when-issued or delayed delivery basis.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information. The Board of Trustees has adopted a policy that the Fund will not engage in securities lending.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Retail Class shares of the Fund directly from the Trust's shareholder servicing and transfer agent DST Systems, Inc. ("DST") by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, Inc., that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Retail Class shares of the Fund are sold on a continuous basis.

6

BY MAIL

You may purchase Retail Class shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Treasury Securities Money Market Fund)," to DST at 210 West 10th Street, Kansas City, MO 64105. You may purchase additional shares at any time by mailing payment to DST. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Retail Class shares of the Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies DST prior to 12:00 noon, Central time. If DST does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Retail Class shares of the Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Retail Class shares of the Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Fund's investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by DST if DST receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Retail Class shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these

7

orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact DST and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor DST will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions

8

that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Fund offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take 10 or more days. In such circumstances, redemption proceeds will be held pending clearance of the check.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in the Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of the Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before the Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, acts as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past seven years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

9

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of Retail class shares of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .23% of the Fund's average net assets.

Gerald S. Dugal is an Assistant Vice President and the Investment Manager for the Marquis Treasury Securities Money Market Fund, Institutional Money Market Fund, and the Tax Exempt Money Market Fund. Mr. Dugal has 10 years of experience in investment trading, brokerage and research. He is licensed as a series 7 securities principal and a series 53 municipal securities principal.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Fund's average daily net assets.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

The Retail Class shares of the Fund have a Rule 12b-1 distribution plan (the "Retail Class Plan"), and the Trust and SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI, have entered into a distribution agreement (the "Distribution Agreement").

As provided in the Distribution Agreement and the Retail Class Plan, the Trust pays the Distributor a fee at the annual rate of .25% of the average daily net assets of the Retail Class shares of the Fund. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Retail Class shares of the Fund. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time. The Trust Class shares of the Fund are offered without a similar fee.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Retail Class Plan is characterized

10

as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Fund may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized". That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of Trust Class shares will be higher than that of Cash Sweep Class and Retail Class shares because of the distribution fees charged to Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax net investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually

11


and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.


The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Tax Exempt Money Market Fund, Institutional Money Market Fund, Growth Equity Fund and the Value Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

12

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

The amount of dividends payable on Trust Class shares will be more than the dividends payable on Retail Class and Cash Sweep shares because of the distribution fees paid by Retail Class and Cash Sweep shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements

13

must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary...............................   2
Expense Summary.......................   3
Financial Highlights..................   4
The Trust.............................   5
Investment Objectives and Policies....   5
Investment Limitations................   5
Purchase of Shares....................   5
Exchanges.............................   7
Redemption of Shares..................   7

The Adviser...........................   8
The Administrator.....................   9
The Shareholder Servicing Agent and
 Transfer Agent.......................   9
The Distributor.......................   9
Performance...........................  10
Taxes.................................  10
General Information...................  11
Description of Permitted Investments
 and Risk Factors.....................  12

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

TREASURY SECURITIES MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Cash Sweep Class shares of the TREASURY SECURITIES MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 29, 1996

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Cash Sweep Class shares of the Trust's Treasury Securities Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Cash Sweep Class shares of the Fund are offered at net asset value per share. Cash Sweep Class shares are subject to annual distribution and service fees of .60% of the average daily net assets.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES          TREASURY SECURITIES MONEY MARKET FUND
                                                               CASH SWEEP CLASS

Maximum Sales Load Imposed on Purchases (as a percentage of offering
 price)                                                                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                  None
Wire Redemption Fee                                                      $25
Exchange Fee                                                            None

ANNUAL OPERATING EXPENSES                 TREASURY SECURITIES MONEY MARKET FUND
(as a percentage of average net assets)                        CASH SWEEP CLASS

-------------------------------------------------------
Advisory Fees (after fee waivers) (1)              .23%
Administration Fees                                .20%
12b-1 Fees (after fee waivers) (1)                 .60%
Other Expenses                                     .07%
-------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)  1.10%
=======================================================

(1) The Adviser has voluntarily agreed to waive its advisory fee and the Distributor has voluntarily agreed to waive the 12b-1 fee, to the extent necessary to keep "Total Operating Expenses" for the Cash Sweep Class shares of the Fund from exceeding 1.10%. The Adviser and the Distributor reserve the right to terminate a waiver at any time in its sole discretion. Absent such waivers, the advisory fee for the Fund would be .30%, and the 12b-1 fee for the Cash Sweep Class shares of the Fund would be .75%.

(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for Cash Sweep Class shares of the Fund would be 1.32%.


EXAMPLE

-------------------------------------------------------------------------------
                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment in Cash Sweep Class shares
of the Fund assuming (1) 5% annual return and
(2) redemption at the end of each time period:   $11     $35     $61     $134

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Cash Sweep Class shares of the Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. The information set forth in the foregoing table and example relates only to Cash Sweep Class shares. The Trust also offers Trust Class shares and Retail Class shares of the Fund which are subject to the same expenses except that Trust Class shares are not charged distribution expenses and Retail Class shares are charged lower distribution expenses than the Cash Sweep Class shares. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

4

THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in its Treasury Securities Money Market Fund (the "Fund"), a diversified mutual fund, through three separate classes: Trust Class, Retail Class, and Cash Sweep Class, which provide for variations in distribution costs, voting rights and dividends. Except for differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Cash Sweep Class shares of the Fund. Information regarding the Trust Class and Retail Class shares of the Fund and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objectives.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations. The Fund may purchase Treasury Obligations on a when-issued or delayed delivery basis.

For additional information regarding risks and permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information. The Board of Trustees has adopted a policy that the Fund will not engage in securities lending.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Cash Sweep Class shares of the Fund directly from the Trust's shareholder servicing and transfer agent DST Systems, Inc. ("DST") by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, Inc., that have established a dealer

5

agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Cash Sweep Class shares of the Fund are sold on a continuous basis.

BY MAIL

You may purchase Cash Sweep Class shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Treasury Securities Money Market Fund)," to DST at 210 West 10th Street, Kansas City, MO 64105. You may purchase additional shares at any time by mailing payment to DST. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Cash Sweep Class shares of the Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies DST prior to 12:00 noon, Central time. If DST does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Cash Sweep Class shares of the Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in Cash Sweep Class shares of the Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Fund's investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by DST if DST receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Cash Sweep Class shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

6

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Trust Class or Retail Class shares of the Fund or Class A or Class B shares of any other fund of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the class of shares of the fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact DST and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption.

7


You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge will be deducted of $25 from the amount of the wire redemption.

Neither the Trust nor DST will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Fund offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take 10 or more days. In such circumstances, redemption proceeds will be held pending clearance of the check.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in the Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of the Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before the Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), serves as the Fund's investment adviser. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund,

8

subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past seven years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Cash Sweep Class shares of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .23% of the Fund's average net assets.

Gerald S. Dugal is an Assistant Vice President and the Investment Manager for the Marquis Treasury Securities Money Market Fund, Institutional Money Market Fund, and the Tax Exempt Money Market Fund. Mr. Dugal has 10 years of experience in investment trading, brokerage and research. He is licensed as a series 7 securities principal and a series 53 municipal securities principal.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087 a wholly-owned subsidiary of SEI Corporation ("SEI") provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Fund's average daily net assets.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor. The Cash Sweep Class shares of the Fund have a Rule 12b-1 distribution plan (the "Cash Sweep Class Plan").

As provided in the Distribution Agreement and the Cash Sweep Class Plan, the Trust will pay the Distributor a fee at the annual rate of .75% of the average daily net assets of the Cash Sweep Class shares of the Fund. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Cash Sweep Class shares of the Fund. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time. The Retail Class and Cash Sweep Class shares of the Fund are offered with different fees.

The Distributor may use such fees to make payments to financial institutions and

9

intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Cash Sweep Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the distribution assistance or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Fund may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized". That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of Trust Class and Retail Class shares will be higher than that of Cash Sweep Class shares because of the additional distribution fees charged to Cash Sweep Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on that part of its net investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

10


TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by the fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.


The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Institutional Money Market Fund, Tax Exempt Money Market Fund, Growth Equity Fund and the Value Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

11

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-471-1144.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

The amount of dividends payable on Trust Class and Retail Class shares will be more than the dividends payable on Cash Sweep Class shares because of the additional distribution fees paid by Cash Sweep Class shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the

12

guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary...............................   2
Expense Summary.......................   3
The Trust.............................   4
Investment Objectives and Policies....   4
Investment Limitations................   4
Purchase of Shares....................   4
Exchanges.............................   6
Redemption of Shares..................   6
The Adviser...........................   7

The Administrator.....................   8
The Shareholder Servicing Agent and
 Transfer Agent.......................   8
The Distributor.......................   8
Performance...........................   9
Taxes.................................   9
General Information...................  10
Description of Permitted Investments
 and Risk Factors.....................  11

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

                     . GOVERNMENT SECURITIES FUND
                     . LOUISIANA TAX-FREE INCOME FUND
                     . BALANCED FUND
                     . VALUE EQUITY FUND
                     . GROWTH EQUITY FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers Class A and Class B shares of the above funds (the "Funds" and each a "Fund"), each of which is a separate series of the Trust.

Class A shares are sold with a front-end sales load that will be reduced or waived in certain circumstances. Class B shares are sold subject to annual distribution and service fees and a contingent deferred sales charge that is eliminated five years after purchase, at which point the Class B shares automatically convert into Class A shares.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in any of the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


JANUARY 29, 1996

                                    SUMMARY

  MARQUIS FUNDS (R) (the "Trust") is an open-end, management investment company providing a convenient way to invest in professionally managed portfolios of securities. This summary provides basic information about the Class A and the Class B shares of the Trust's Government Securities Fund, Louisiana Tax-Free Income Fund (these two, collectively, the "Fixed Income Funds"), Balanced Fund (formerly the Growth and Income Fund), Value Equity Fund, and Growth Equity Fund (these three, collectively, the "Equity Funds") (each of these five a "Fund"). Each Fund is a separate series of the Trust.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND? The GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital by investing primarily in U.S. Government securities. The LOUISIANA TAX-FREE INCOME FUND seeks to provide a level of current income consistent with relative stability of capital by investing primarily in investment grade securities the interest on which is exempt from federal income tax and Louisiana personal income taxes and is not a preference item for purposes of the alternative minimum tax. The BALANCED FUND seeks to provide capital appreciation and current income through the regular payment of dividends and interest by investing in a combination of equity, fixed income and money market instruments. The VALUE EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities of established companies that have a market capitalization in excess of $500 million and have the potential for capital appreciation. The GROWTH EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities of established companies with market capitalization in excess of $300 million that have the potential for long-term capital appreciation and growth potential. There can be no assurance that any Fund will achieve its investment objective.

  WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities, tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Louisiana Tax-Free Income Fund, which is a non-diversified fund, will invest primarily in Louisiana municipal securities. Both Fixed Income Funds and the Balanced Fund may also invest in securities that have speculative characteristics. The Balanced, Value Equity and Growth Equity Funds may purchase equity securities that are volatile and may fluctuate in value more than other types of investments.

  ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of the security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

  For more information about each Fund, see "Investment Objectives and Policies," "General Investment Policies," and "Description of Permitted Investments and Risk Factors."

  HOW DO I PURCHASE SHARES? The Funds offer two classes of shares to the general public: Class A shares and Class B shares.

  Class A shares are offered at net asset value per share plus a maximum initial sales charge of 3.50%. Certain purchases of Class A shares qualify for waived or reduced initial sales charges. Class A shares of the Funds are not subject to sales charges at the time of redemption and are not assessed any annual distribution fees.

  Class B shares are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 3.50% of redemption proceeds during the first year, declining each year thereafter to 0% after the fifth year. Class B shares of the Funds pay annual distribution and service fees of
 .75% of their average daily net assets. Class B shares convert automatically to Class A shares five years after the beginning of the calendar month in which the shareholder's purchase order was accepted. For more information on Class A and Class B shares, see "How to Purchase Shares," "Alternative Sales Charge Options" and "The Distributor."

  WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans (the "Adviser") serves as the Adviser to each Fund. See "Expense Summary" and "The Adviser."

  WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the Administrator of the Trust. See "Expense Summary" and "The Administrator."

  WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent".

  WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

  HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any net realized capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

                                                                        ALL FUNDS
 SHAREHOLDER TRANSACTION EXPENSES                                        CLASS A
---------------------------------------------------------------------------------
 Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)                                                                  3.50%
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
  of offering price)                                                      None
 *Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as applicable)          None
 Wire Redemption Fee                                                       $25
 Exchange Fee                                                             None

 * Effective March 1, 1996, a redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. See "Alternative Sales Charge Options--Class A Shares."

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                     LOUISIANA
                          GOVERNMENT TAX-FREE
                          SECURITIES  INCOME   BALANCED VALUE EQUITY GROWTH EQUITY
----------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers) (1)                .41%       .17%     .60%        .67%         .59%
Administration Fees          .20%       .20%     .20%        .20%         .20%
12b-1 Fees                   .00%       .00%     .00%        .00%         .00%
Other Expenses               .09%       .28%     .10%        .13%         .21%(2)
----------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers)
 (3)(4)                      .70%       .65%     .90%       1.00%        1.00%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive its fee to the extent necessary to keep "Total Operating Expenses" from exceeding .70% for the Government Securities Fund, .65% for the Louisiana Tax-Free Income Fund, .90% for the Balanced Fund, 1.00% for the Value Equity Fund and 1.00% for the Growth Equity Fund. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, advisory fees would be as follows: Government Securities Fund--.55%; Louisiana Tax-Free Income Fund--.35%; Balanced Fund--.74%, Value Equity Fund--.74% and Growth Equity Fund--.74%.
(2) Other Expenses for the Growth Equity Fund are based on estimated amounts for the current fiscal year.
(3) Absent the Adviser's voluntary fee waiver, Total Operating Expenses for Class A shares would be as follows: Government Securities Fund--.84%; Louisiana Tax-Free Income Fund--.83%; Balanced Fund--1.04%, Value Equity Fund--1.07% and Growth Equity Fund--1.15%.
(4) Total Operating Expenses for the Balanced Fund and Value Equity Fund have been restated to reflect current fees.

EXAMPLE

-------------------------------------------------------------------------------

                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------
You would pay the following expenses on
 a $1,000 investment in Class A shares
 assuming (1) imposition of the maximum
 sales load; (2) 5% annual return and
 (3) redemption at the end of each time
 period:
        Government Securities Fund        $42     $57     $73     $119
        Louisiana Tax-Free Income Fund    $41     $55     $70     $113
        Balanced Fund                     $44     $63     $83     $142
        Value Equity Fund                 $45     $66     $88     $153
        Growth Equity Fund                $45     $66
------------------------------------------------------------------------
------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A shares of the Funds. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. The information set forth in the foregoing table and example relates only to Class A shares. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Alternative Sales Charge Options-Class A Shares."

                                                                      ALL FUNDS
SHAREHOLDER TRANSACTION EXPENSES                                       CLASS B
-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                                     None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)                                     None
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or redemption proceeds,
 as applicable)                                                         3.50%
Wire Redemption Fee                                                       $25
Exchange Fee                                                             None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                     LOUISIANA
                          GOVERNMENT TAX-FREE
                          SECURITIES  INCOME   BALANCED VALUE EQUITY GROWTH EQUITY
----------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers) (1)                 .41%      .17%      .60%       .67%         .59%
Administration Fees           .20%      .20%      .20%       .20%         .20%
12b-1 Fees                    .75%      .75%      .75%       .75%         .75%
Other Expenses                .09%      .28%      .10%       .13%         .21%(2)
----------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers)
 (3)(4)                      1.45%     1.40%     1.65%      1.75%        1.75%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive its fee to the extent necessary to keep "Total Operating Expenses" from exceeding 1.45% for the Government Securities Fund, 1.40% for the Louisiana Tax-Free Income Fund, 1.65% for the Balanced Fund, 1.75% for the Value Equity Fund, and 1.75%
    for the Growth Equity Fund. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, advisory fees would be as follows: Government Securities Fund--.55%; Louisiana Tax-Free Income Fund--.35%; Balanced Fund--.74%, Value Equity Fund--.74% and Growth Equity Fund--.74%.
(2) Other Expenses for the Growth Equity Fund are based on estimated amounts for the current fiscal year.
(3) Absent the Adviser's and, with respect to the Louisiana Tax-Free Income Fund Administrator's, voluntary fee waiver, Total Operating Expenses for Class B shares would be as follows: Government Securities Fund--1.59%; Louisiana Tax-Free Income Fund--1.58%; Balanced Fund--1.79%; Value Equity Fund--1.82%; and Growth Equity Fund--1.90%.
(4) Total Operating Expenses for the Balanced Fund and Value Equity Fund have been restated to reflect current fees.
EXAMPLE
-------------------------------------------------------------------------------

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------
You would pay the following expenses on a
 $1,000 investment in Class B shares assuming
 (1) deduction of the maximum contingent
 deferred sales charge applicable and (2) 5%
 annual return:
      Government Securities Fund
        Assuming a complete redemption at end
         of period                              $50     $66    $ 84     $174
        Assuming no redemptions                 $15     $46    $ 79     $174
      Louisiana Tax-Free Income Fund
        Assuming a complete redemption at end
         of period                              $49     $64    $ 82     $168
        Assuming no redemptions                 $14     $44    $ 77     $168
      Balanced Fund
        Assuming a complete redemption at end
         of period                              $52     $72    $ 95     $195
        Assuming no redemptions                 $17     $52    $ 90     $195
      Value Equity Fund
        Assuming a complete redemption at end
         of period                              $53     $75    $100     $206
        Assuming no redemptions                 $18     $55    $ 95     $206
      Growth Equity Fund
        Assuming a complete redemption at end
         of period                              $53     $75
        Assuming no redemptions                 $18     $55
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B shares of the Funds. The information set forth in the foregoing table and example relates only to Class B shares.

Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by National Association of Securities Dealers, Inc.'s Rules of Fair Practice.

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal year ended September 30, 1995, have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144. The Growth Equity Fund had not commenced operations at September 30, 1995.

For a Class A Share Outstanding Throughout the Period

                              REALIZED                                                                      RATIO OF   RATIO OF
                                 AND                                                                        EXPENSES  NET INCOME
        NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET          NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE TO AVERAGE
          VALUE      NET      GAINS OR     FROM NET      VALUE              END OF    EXPENSES  NET INCOME NET ASSETS NET ASSETS
        BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF    TOTAL     PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING (EXCLUDING
        OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN+    (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
        --------- ---------- ----------- ------------- --------- -------  ---------- ---------- ---------- ---------- ----------
 GOVERNMENT SECURITIES FUND CLASS A
 1995    $ 9.41     $0.54      $ 0.46       $(0.54)     $ 9.87    10.84 %  $124,404     0.70%      5.63%      0.84%      5.49%
 1994     10.00      0.43       (0.59)       (0.43)       9.41    (1.66)     97,562     0.70       4.43       0.90       4.23
 LOUISIANA TAX-FREE INCOME FUND CLASS A
 1995    $ 9.38     $0.42      $ 0.41       $(0.42)     $ 9.79     9.01 %  $ 11,705     0.65%      4.51%      0.95%      4.21%
 1994     10.00      0.36       (0.62)       (0.36)       9.38    (2.68)      6,971     0.65       4.10       1.72       3.03
 BALANCED FUND CLASS A
 1995    $ 9.59     $0.37      $ 1.28       $(0.37)     $10.87    17.58 %  $ 87,076     0.85%      3.70%      1.04%      3.51%
 1994     10.00      0.31       (0.41)       (0.31)       9.59    (1.02)     71,379     0.85       3.18       1.14       2.89
 VALUE EQUITY FUND CLASS A
 1995    $ 9.65     $0.24      $ 2.16       $(0.24)     $11.81    25.13 %  $ 58,854     0.90%      2.40%      1.07%      2.23%
 1994     10.00      0.18       (0.35)       (0.18)       9.65    (1.64)     41,922     0.90       1.95       1.17       1.68
        PORTFOLIO
        TURNOVER
          RATE
        ---------
 GOVERNMENT SECURITIES FUND CLASS A
 1995     18.33%
 1994     37.80
 LOUISIANA TAX-FREE INCOME FUND CLASS A
 1995      2.31%
 1994     30.31
 BALANCED FUND CLASS A
 1995     55.06%
 1994     64.09
 VALUE EQUITY FUND CLASS A
 1995     97.88%
 1994    161.42

--------
+  Total Return does not reflect sales load on Class A shares.

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal year ended September 30, 1995, have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144. The Growth Equity Fund had not commenced operations at September 30, 1995.

For a Class B Share Outstanding Throughout the Period

                                 REALIZED                                                                      RATIO OF
                                    AND                                                                        EXPENSES
           NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET          NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE
             VALUE      NET      GAINS OR     FROM NET      VALUE              END OF    EXPENSES  NET INCOME NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF    TOTAL     PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN+    (000)    NET ASSETS NET ASSETS  WAIVERS)
           --------- ---------- ----------- ------------- --------- -------  ---------- ---------- ---------- ----------
 GOVERNMENT SECURITIES FUND CLASS B
 1995       $ 9.46     $0.46      $ 0.47       $(0.47)     $ 9.92    10.10%    $  244      1.45%      4.86%      1.59%
 1994(1)     10.04      0.31       (0.58)       (0.31)       9.46    (2.84)*      147      1.45*      3.88*      1.69*
 LOUISIANA TAX-FREE INCOME FUND CLASS B
 1995       $ 9.39     $0.35      $ 0.40       $(0.35)     $ 9.79     8.21%    $  567      1.40%*     3.77%      1.70%
 1994(2)      9.87      0.27       (0.48)       (0.27)       9.39    (2.58)*      601      1.40*      3.35*      2.47*
 BALANCED FUND CLASS B
 1995       $ 9.64     $0.30      $ 1.29       $(0.30)     $10.93    16.75%    $1,137      1.60%*     2.95%      1.79%
 1994(1)     10.03      0.18       (0.39)       (0.18)       9.64    (2.24)*      868      1.60*      2.55*      1.94*
 VALUE EQUITY FUND CLASS B
 1995       $ 9.70     $0.15      $ 2.17       $(0.16)     $11.86    24.17%    $1,288      1.65%      1.62%      1.82%
 1994(1)      9.95      0.08       (0.25)       (0.08)       9.70    (1.82)*      389      1.65*      1.30*      1.93*
            RATIO OF
           NET INCOME
           TO AVERAGE
           NET ASSETS PORTFOLIO
           (EXCLUDING TURNOVER
            WAIVERS)    RATE
           ---------- ---------
 GOVERNMENT SECURITIES FUND CLASS B
 1995         4.72%     18.33%
 1994(1)      3.64*     37.80
 LOUISIANA TAX-FREE INCOME FUND CLASS B
 1995         3.47%      2.31%
 1994(2)      2.28*     30.31
 BALANCED FUND CLASS B
 1995         2.76%     55.06%
 1994(1)      2.21*     64.09
 VALUE EQUITY FUND CLASS B
 1995         1.45%     97.88%
 1994(1)      1.02*    161.42

--------
+ Total return does not reflect contingent deferred sales charge on Class B shares.
*  Annualized.
(1) Commenced operations on October 22, 1993.
(2) Commenced operations on November 22, 1993.

THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through two separate classes, Class A and Class B, which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. Each Fund is a diversified mutual fund, except for the Louisiana Tax-Free Income Fund, which is non-diversified. Information regarding shares of the Trust's Treasury Securities Money Market Fund, Institutional Money Market Fund and Tax Exempt Money Market Fund (the "Money Market Funds") is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

THE GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital.

Under normal conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities ("U.S. Government securities"). The Fund may also invest in the following securities if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization ("NRSRO") or is of comparable quality as determined by First National Bank of Commerce in New Orleans (the "Adviser"): (i) corporate bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) privately issued mortgage-backed securities rated in the highest rating category by an NRSRO; (iii) asset-backed securities rated in the highest rating category by an NRSRO; (iv) repurchase agreements involving any of the foregoing securities (including U.S. Government securities); and (v) Money Market Securities (as defined in the "Description of Permitted Investments and Risk Factors"). For a description of ratings, see "Appendix."
Normally, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years; however, under certain circumstances this average weighted maturity may fall below three years. In determining the maturity of mortgage-backed securities, the Adviser will use the estimated average life of such securities. There are no restrictions on the maturity of any single instrument.

THE LOUISIANA TAX-FREE INCOME FUND (the "Louisiana Fund") seeks to provide a level of current income consistent with relative stability of capital.

The Fund will invest at least 80% of its net assets in fixed income securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax ("Municipal Securities") and is not a preference item for purposes of the alternative minimum tax. Under normal conditions, at least 65% of the Louisiana's Fund's total assets will be invested in Municipal Securities the interest on which is exempt from personal income taxes imposed by the State of Louisiana ("Louisiana Municipal Securities"). The Fund may invest up to 20% of its net assets in (i) Municipal Securities the interest on which is a preference item for purposes of the alternative minimum tax and (ii) taxable investments, including Money Market Securities.

The Louisiana Fund may purchase the following types of Municipal Securities (including Louisiana Municipal Securities) only if such securities, at the time of purchase, either have the requisite rating from a NRSRO or are of comparable quality as determined by the Adviser: (i) bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) notes and certificates of participation rated in one of the three highest rating categories; and (iii) commercial paper rated in one of the two highest rating categories.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of seven to fifteen years; however, under certain circumstances this average weighted maturity may fall below seven years. There are no restrictions on the maturity of any single instrument.

LOUISIANA RISK FACTORS--The Louisiana Fund is more susceptible to factors adversely affecting issuers of Louisiana Municipal Securities than is a comparable municipal bond fund that does not focus its investments in Louisiana Municipal Securities. Although its economy has improved somewhat in recent years, Louisiana experienced severe financial difficulties in the late 1980s and continues to face the risks associated with a non-diversified economy. In particular, the significance of the oil and gas industry in Louisiana's economy has resulted in financial difficulties during unfavorable markets for oil and gas products and in financial benefits during favorable markets. Further difficulties may result from the uncertain state of the land-based casino in New Orleans.

Louisiana is working to expand economic development activities that will take advantage of its replenishable natural resources such as timber, water for aquaculture, fish and seafood related products and related industrial uses of such resources. The state is also pursuing further development of its transportation capabilities by expanding port-related activities and improving its highways and airports.

General obligations of Louisiana are currently rated A- and Baa1, by S&P and Moody's, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions. If either Louisiana or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Fund, the Fund's net asset value, the ability to preserve or realize appreciation of the Fund's capital or the Fund's liquidity could be adversely affected.

NON-DIVERSIFICATION--Investment in the Louisiana Fund, a non-diversified mutual fund, may entail greater risk than would investment in a diversified mutual fund. The Fund's ability to focus its investments on a fewer number of issuers means that any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

THE BALANCED FUND (formerly the "Growth and Income Fund") seeks to provide capital appreciation and current income through regular payments of dividends and interest.

Under normal conditions, the Fund will invest between 30% and 75% of its total assets in common stocks, warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks of established companies with market capitalizations in excess of $500 million (together, "equity securities"). The Fund may also invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts ("ADRs"). The Fund will purchase only those common stocks that are traded on registered exchanges or actively traded in the over-the-counter market.

Under normal conditions, the Fund will invest between 25% and 70% of its total assets in fixed income securities (other than Money Market Securities) consisting of the following, but only if, at the time of purchase, such securities either have the requisite rating from an NRSRO or are of comparable quality as determined by the Adviser: (i) U.S. Government securities; (ii) privately issued mortgage-backed securities rated in the highest rating category; (iii) asset-backed securities rated in the highest rating category; or (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories. The Fund will maintain at least 25% of its assets in fixed income senior securities. The Fund is not subject to any maturity restrictions on its investments in non-Money Market securities.

The Fund may also invest in Money Market Securities.

In making allocation decisions, the Adviser will evaluate projections of risk, market and economic conditions, volatility, yields and expected return. Because the Fund in part seeks capital appreciation, the Adviser does not intend to make frequent changes in asset allocation.

THE VALUE EQUITY FUND seeks to provide long-term capital appreciation.

The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will invest primarily in equity securities of established companies with equity-market capitalizations in excess of $500 million that the Adviser believes to have potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in Money Market Securities for cash management purposes.

THE GROWTH EQUITY FUND seeks to provide long-term capital appreciation.

The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will primarily invest in equity securities of established companies with equity market capitalizations in excess of $300 million that the Adviser believes to have potential for capital appreciation. The Adviser initiates purchase and sale decisions based on such growth and profitability measures as return on equity, earnings growth, sales growth and expected return. Capital appreciation is the primary purpose of the Fund. Current dividend income is a secondary consideration. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in Money Market Securities for cash management purposes.

For additional information regarding risks and permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in Money Market Securities and cash. To the extent a Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.

Each Fund, except the Value Equity Fund and Growth Equity Fund, may purchase securities on a when-issued or delayed delivery basis.

Debt rated in the fourth highest ratings category such as BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Services ("Moody's") is regarded as having an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics.

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to the Funds without the consent of the holders of a majority of the Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets. This restriction does not apply to the Louisiana Fund.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and (ii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

HOW TO PURCHASE SHARES

Class A shares and Class B shares of the Funds may be purchased directly from the shareholder servicing and transfer agent, DST Systems, Inc. ("DST") by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers, including Marquis Investments, Inc., that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor ("the Distributor"). Shares of the Fund are sold on a continuous basis.

HOW TO PURCHASE BY MAIL

You may purchase Class A or Class B shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)," to DST at 210 West 10th Street, Kansas City, MO 64105. You may purchase additional shares at any time by mailing payment to DST. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

You may obtain Account Application forms by calling 1-800-471-1144.

HOW TO PURCHASE BY WIRE

You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire; provided that the shareholder notifies DST prior to 3:00 p.m., Central time. If DST does not receive notice by 3:00 p.m., Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling

1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION

You may purchase Class A shares and Class B shares of the Funds on any day the New York Stock Exchange is open for business ("Business Days"). However, shares of the Funds cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in either class of any Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Funds' investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100 except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 3:00 p.m., Central time. The purchase price of Class A shares of a Fund is the net asset value next determined after the purchase order is effective plus the applicable sales load, if any. The purchase price of Class B shares is the net asset value next determined after the purchase order is effective.

The net asset value per share of any Fund is determined as of the close of trading on the New York Stock Exchange (currently, 3:00 p.m., Central time) on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, each Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class B shares.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should call 1-800-471-1144.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Certain of these financial institutions may be required under state law to register as broker/dealers.

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW

You may purchase shares of the Funds at a price equal to their net asset value per share plus a sales charge which, at your election, may be imposed either (i) at the time of the purchase (Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a Fund's interest in the portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B shares bear the expenses of the deferred sales arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares) and (iii) only Class B shares carry a conversion feature. Each class has different exchange privileges. See "Exchanges." Sales personnel of broker-dealers distributing the Funds' shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.

The alternative purchase arrangement permits you to choose the method of purchasing shares that is more beneficial to you. The amount of your purchase, the length of time you expect to hold the shares, and whether you wish to receive dividends in cash or in additional shares will all be factors in determining which sales charge option is best for you. You should consider whether, over the time you expect to maintain your investment, the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial to you if you qualify for reduced sales charges as described below.

The Trustees of the Trust have determined that currently no conflict of interest exists between the Class A and Class B shares. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES

Sales Load The following table shows the regular sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                                      SALES      SALES    REALLOWANCE
                                    CHARGE AS  CHARGE AS      AS
                                   PERCENTAGE  PERCENTAGE PERCENTAGE
             AMOUNT                OF OFFERING   OF NET   OF OFFERING
               OF                   PRICE PER    AMOUNT    PRICE PER
            PURCHASE                  SHARE     INVESTED     SHARE
            --------               ----------- ---------- -----------
Less than $100,000                    3.50%       3.63%      3.15%
$100,000 but less than $250,000       2.50%       2.56%      2.25%
$250,000 but less than $500,000       2.00%       2.04%      1.80%
$500,000 but less than $1,000,000     1.50%       1.52%      1.35%
*$1,000,000 and above                 none        none       none

* Effective March 1, 1996, a redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. The charge will be based on the lesser of: (i) the net asset value of your redeemed Class A shares at the time of redemption, or (ii) the net asset value of your redeemed shares at the time of purchase. The redemption charge does not apply to shares acquired through the reinvestment of dividends. This charge is payable to the Distributor.

The sales charge shown in the table is the maximum sales charge that applies to sales through financial intermediaries. With respect to purchases of Class A shares of $1,000,000 or more, payment equal to as much as 1.00% of the purchase price may be paid to financial intermediaries through which sales are made. The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Under certain circumstances, reallowances of up to the amount of the entire sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

Reduced Sales Charge:
Rights of Accumulation

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A shares of the Funds sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reduced Sales Charge: Letter of Intent

By submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

Waiver of Sales Load

No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges described below; (iii) sold to officers, directors or trustees, employees and retirees (and their spouses and immediate family members) of the Trust, First Commerce Corporation and its subsidiaries, affiliates, and correspondents, and the Distributor and its subsidiaries and affiliates; (iv) sold to certain accounts for which the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation serve in a fiduciary, agency or custodial capacity; (v) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (vi) purchased with the proceeds of employee benefit plan distributions for which the Adviser and its affiliates act in a fiduciary capacity; (vii) purchased within thirty days of a redemption of Class A shares of such Funds (only to the amount of such redemption); (viii) sold to purchasers of Class A shares of the Value Equity Fund that are sponsors of other investment companies which are unit investment trusts for deposit by such sponsors into such unit investment trusts, and purchasers of Class A shares of the Value Equity Fund that are holders of such unit investment trusts that invest distributions from such unit investment trusts in Class A shares of the Value Equity Fund; (ix) purchased within thirty days of a redemption of Class B shares of such Funds for which the contingent deferred sales charge was paid (only to the amount of such redemption); or (x) sold to clients who have enrolled in asset allocation programs sponsored or operated by the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation. In addition, if you acquire Class A shares of a Fund through an exchange of shares of a Money Market Fund, you will not be charged a sales load on any portion of your investment on which you were previously subject to the Funds' sales charges. You must notify the Distributor at the time of your purchase if you are eligible for a waiver of the sales load.

CLASS B SHARES

Contingent Deferred Sales Charge

If you redeem your Class B shares within five years of purchase, you will pay a contingent deferred sales charge at the rates set forth below. You will not be required to pay the contingent deferred sales charge on exchange of your Class B shares of any Fund for Class B shares of any other Fund. See "Exchanges." The charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

                                                     CONTINGENT DEFERRED SALES
                                                      CHARGE AS A PERCENTAGE
   YEAR SINCE                                            OF DOLLAR  AMOUNT
    PURCHASE                                             SUBJECT TO CHARGE
   ----------                                        -------------------------
   First                                                       3.50%
   Second                                                      2.75%
   Third                                                       2.00%
   Fourth                                                      1.25%
   Fifth                                                       0.50%
   Sixth                                                       None

In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over five years or shares acquired pursuant to reinvestment of dividends or other distributions and third of shares held longest during the five-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

CONVERSION FEATURE. At the end of the period ending five years after the beginning of the month in which the shares were issued, Class B shares will automatically convert to Class A shares and will no longer be subject to the distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes.

EXCHANGES

Exchanges are generally made at net asset value. You may exchange Class A or Class B shares of any Fund for Class A or Class B shares, respectively, of any other Fund without paying any additional sales charge. You may exchange an investment in Class A shares of any Fund for shares of the Money Market Fund, and move your investment back into Class A shares of any Fund, without paying any additional sales charge.

For purposes of calculating the Class B shares' five year conversion period or contingent deferred sales charge payable upon redemption, the holding period of Class B shares of the "old" Fund and the holding period for Class B shares of the "new" Fund are aggregated.

You must have received a current prospectus of the Fund into which you wish to move your investment before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact DST and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $25 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither DST nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.

It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional shares if you have to pay a sales load in connection with such purchases. Because automatic withdrawals of Class B shares will be subject to the contingent deferred sales charge, it may not be in the best interest of Class B shareholders to participate in the SWP.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, reduced by any applicable contingent deferred sales charge for Class B shares. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, redemption proceeds will be held pending clearance of the check.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, less any applicable contingent deferred sales charge, if, because of redemptions, your account in any Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and employees of the Adviser or its affiliates). Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, serves as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed assets with similar investment objectives and policies to those of the Funds for the past seven years. The Adviser has provided investment management services since 1933. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Government Securities Fund, .74% of the average daily net assets of each of the Balanced Fund and Value Equity Fund and .35% of the average daily net assets of the Louisiana Fund and .74% for the Growth Equity Fund. The Adviser may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .41% of the Government Securities Fund, .06% of the Louisiana Tax-Free Income Fund, .55% of the Balanced Fund, and .57% of the Value Equity Fund, based on each Fund's average net assets. The Growth

Equity Fund had not commenced operations as of September 30, 1995.

John C. Portwood, CFA, Senior Vice President of the Adviser, has had oversight responsibility of the portfolio managers of all the Funds since the Funds' inception and effective January, 1996, serves as portfolio manager of the Value Equity Fund and co-manager of the Balance Fund. With over 27 years of investment management experience, Mr. Portwood has been the manager of the Adviser's Trust Group for the past seven years.

Kevin P. Reed, Vice President of the Adviser and Director of Fixed Income, is the portfolio manager for the Government Securities Fund, the Louisiana Tax-Free Income Fund, and co-manager of the Balanced Fund since inception. For the past eleven years, Mr. Reed has been a portfolio manager with the Adviser's Trust Investment Division.

Mr. Dean S. Mailhes, CFA, Vice President and Trust Investment Officer for the Advisor is the portfolio manager for the Growth Equity Fund. Mr. Mailhes has more than 14 years of portfolio manager experience, and joined the Advisor in October 1995. He is an officer of the Adviser and has been a portfolio manager at the Adviser's affiliate bank, Central Bank of Monroe for the past 10 years.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Funds.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

Class A shares of the Funds are sold with a front-end sales load. Class B shares of the Funds have a Rule 12b-1 distribution plan (the "Class B Plan"). SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement"). As provided in the Distribution Agreement and the Class B Plan, the Trust pays the Distributor a fee at an annual rate of up to .75% of the average daily net assets of the Class B shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. Out of this fee, the Distributor pays .25% of the average daily net assets of the Class B shares to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for providing shareholder services. The Distributor may use the balance of the fee received from the Funds to make payments to financial intermediaries as compensation for services or as reimbursement of distribution assistance or shareholder service expenses incurred by the Distributor. The Class B Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution assistance or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries.

If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment, net of any sales charge imposed on Class A shares or including the contingent deferred sales charge imposed on Class B shares redeemed at the end of the specified period covered by the total return figure, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of Class A and Class B shares of a Fund will differ because of the different sales charge structures of the classes and because of the distribution fees charged to Class B shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. State and local tax consequences on an investment in a Fund may differ from the federal income tax

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consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from a Fund's net investment company taxable income will be taxable to shareholders as ordinary income whether received in cash or in additional shares, to the extent of the Fund's earnings and profits. Dividends paid by a Fund to corporate shareholders will qualify for the dividends-received deduction to the extent attributable to dividends received by the Fund from domestic corporations, it can be expected that only certain dividends of the Equity Funds, and none of the Fixed Income Funds, will qualify for that deduction. A portion of such dividends received may be subject to the alternative minimum tax. Capital gains will be distributed at least annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Distributions from net capital gains do not qualify for the dividends-received deduction. Each Fund will provide annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Fund (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

Investment income received directly by a Fund on direct U.S. government obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state-specific conditions are satisfied. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

A sale, exchange, or redemption of a Fund's shares is a taxable event to the shareholder.

The Louisiana Tax-Free Income Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from

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

gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Louisiana Tax-Free Income Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

STATE TAXES

The Trust has obtained a ruling from the Louisiana Department of Revenue and Taxation to the effect the distributions to shareholders of the Louisiana Fund who are Louisiana residents, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, will not be subject to Louisiana income tax. Distributions derived from long-term or short-term capital gains on such obligations, or from dividends on capital gains on other types of obligations will be subject to Louisiana individual and corporate income taxes. A Louisiana resident will also be required to take into account for Louisiana individual and corporate income tax purposes capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund. To the extent distributions from the Louisiana Fund are included in the capital of corporate shareholders otherwise subject to the Louisiana corporate franchise tax, such investments or distributions will be subject to Louisiana franchise tax. Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Funds.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers a Treasury Securities Money Market Fund, Institutional Money Market Fund, and a Tax Exempt Money Market Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares). As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain

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

changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240, or by calling 1-800-471-1144.

DIVIDENDS

Substantially all net investment income (not including capital gains) is declared and paid monthly for each Fixed Income Fund and declared and paid quarterly for each Equity Fund and the Balanced Fund. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Each Fund intends to pay such dividends on the first business day of the month following the month the dividend was declared. Currently, capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and other distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or other distribution. The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution and service fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the various Funds, and associated risk factors. Further discussion is contained in the Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS--American Depository Receipts ("ADRs") are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" and "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. The Equity Funds may invest in sponsored and unsponsored ADRs.

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities. The Government Securities Fund and the Balanced Fund may invest in these and in other asset-backed securities that may be created in the future if the Adviser determines they are suitable.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. All Funds are permitted to invest in bankers' acceptances.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. All Funds are permitted to invest in certificates of deposit.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. All Funds are permitted to invest in commercial paper.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The Equity Funds are permitted to invest in convertible securities.

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

EQUITY SECURITIES--Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES--Each of the Funds may invest in futures and options on futures to a limited extent. Specifically, a Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of that Fund's net assets. In addition, a Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets.

The Funds may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying security, or securities represented by an index, are permitted investments of the Funds.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over 7 days in length. Each Fund will not invest more than 15% of its net assets in such instruments.

MONEY MARKET SECURITIES--Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits,

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

notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments which entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold
PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conditions ("REMICs"), that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates,

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

FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

The Louisiana Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in: (a) securities, the interest of which is paid from revenues of projects with similar characteristics; or (b) industrial development bonds.

OPTIONS--Put and call options for various securities and indices are traded on national securities exchanges. Options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchase of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction"--the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund will engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund other than the Louisiana Fund is permitted to invest in receipts.

STRIPS, TRs, TIGRs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes".

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act. All Funds may invest in repurchase agreements.

SECURITIES LENDING--In order to generate additional income, each Fund may lend the securities in which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government equal to at least 100% of the market value of the securities lent. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. All Funds are permitted to engage in securities lending.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities. All Funds are permitted to invest in time deposits.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). All Funds are permitted to invest in U.S. Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. All Funds are permitted to invest in variable and floating rate instruments.

WARRANTS--instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Equity Funds are permitted to invest in warrants.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   3
Financial Highlights........................................................   5
The Trust...................................................................   7
Investment Objectives and Policies..........................................   7
General Investment Policies.................................................   9
Investment Limitations......................................................   9
How to Purchase Shares......................................................  10
Alternative Sales Charge Options............................................  11
Exchanges...................................................................  14
Redemption of Shares........................................................  15
The Adviser.................................................................  16
The Administrator...........................................................  17
The Shareholder Servicing Agent and Transfer Agent..........................  17
The Distributor.............................................................  17
Performance.................................................................  18
Taxes.......................................................................  18
General Information.........................................................  20
Description of Permitted Investments and Risk Factors.......................  21

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

INSTITUTIONAL MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers shares of the INSTITUTIONAL MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 29, 1996

MRQ-F-008-01

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Trust's Institutional Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Shares of the Fund are offered at net asset value per share.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser".

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent, and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3
                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                INSTITUTIONAL MONEY MARKET FUND

Maximum Sales Load Imposed on Purchases (as a percentage of offering
 price)                                                                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                  None
Wire Redemption Fee                                                     None
Exchange Fee                                                            None

ANNUAL OPERATING EXPENSES                       INSTITUTIONAL MONEY MARKET FUND
(as a percentage of average net assets)

------------------------------------------------------
Advisory Fees (after fee waivers) (1)             .05%
Administration Fees                               .10%
12b-1 Fees                                          0%
Other Expenses (2)                                .10%
------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)  .25%
------------------------------------------------------
------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive its advisory fee or reimburse expenses to the extent necessary to keep "Total Operating Expenses" for the Fund from exceeding .25%. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the Fund would be .15%

(2) Other Expenses are based on estimates for the current fiscal year.

(3) Absent the Adviser's voluntary fee waiver, Total Operating Expenses for the Fund would be .35%.

EXAMPLE

-----------------------------------------------------------------------------
                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment in shares of the Fund
assuming: (1) 5% annual return and (2)
redemption at the end of each time period:      $3      $8     $14     $32

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. The information set forth in the foregoing table and example relates only to shares of the Institutional Money Market Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout the year, insofar as they relate to the fiscal year ended September 30, 1995, have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Share Outstanding Throughout the Period

                                 REALIZED                                                                     RATIO OF   RATIO OF
                                    AND                                                                       EXPENSES  NET INCOME
           NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET         NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE TO AVERAGE
             VALUE      NET      GAINS OR     FROM NET      VALUE             END OF    EXPENSES  NET INCOME NET ASSETS NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL     PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN    (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
           --------- ---------- ----------- ------------- --------- ------  ---------- ---------- ---------- ---------- ----------
 INSTITUTIONAL MONEY MARKET FUND
 1995(1)     $1.00      0.01         --        $(0.01)      $1.00   5.55%*   $31,314      0.25%*     5.56%*     0.60%*     5.21%*
           PORTFOLIO
           TURNOVER
             RATE
           ---------
 INSTITUTIONAL MONEY MARKET FUND
 1995(1)       --

--------
*  Annualized.
(1) Commenced operations on August 10, 1995.

5

THE TRUST

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares").This prospectus relates to the Institutional Money Market Fund (the "Fund"), a diversified mutual fund. Each share of the Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objectives.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations. The Fund may purchase Treasury Obligations on a when-issued or delayed delivery basis. The Fund may also engage in securities lending.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitation is a fundamental policy of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc. ("DST"), by wire. Shares of the Fund are sold to investors on a continuous basis.

To open an account, an investor must first return a completed and signed Account Application to

6

DST, 210 West 10th Street, Kansas City, MO 64105. Account Application forms are available by calling 1-800-471-1144.

WIRE

A shareholder whose Account Application has been received by DST may purchase shares of the Fund by wiring Federal funds. The shareholder must wire funds to DST and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies DST prior to 12:00 noon, Central time. If DST does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

GENERAL INFORMATION REGARDING PURCHASES

Purchases of shares of the Fund may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in the Fund is $10,000,000; however, the Trust's distributor, SEI Financial Services Company (the "Distributor"), may waive the minimum investment at its discretion.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by DST, if DST receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES

Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired for cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.

An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request ") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be

7

redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. Notaries public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor DST will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past seven years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the

8

Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1995, the Adviser was paid an advisory fee of .00% of the Fund's average net assets.

Gerald S. Dugal is an Assistant Vice President and the Investment Manager for the Marquis Institutional Money Market Fund, Treasury Securities Money Market Fund, and the Tax Exempt Money Market Fund. Mr. Dugal has 10 years of experience in investment trading, brokerage, and research. He is licensed as a series 7 securities principal and a series 53 municipal securities principal.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087-1658, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

Shares of the Fund are offered without distribution fees.

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087-1658, a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement").

The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each

9

week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax net investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by the fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as

10

income dividends from the Fund provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Growth Equity Fund and the Value Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative, and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-471-1144.

11

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES LENDING--In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate

12

realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   3
Financial Highlights........................................................   4
The Trust...................................................................   5
Investment Objectives and Policies..........................................   5
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   6
Redemption of Shares........................................................   6
The Adviser.................................................................   7
The Administrator...........................................................   8
The Shareholder Servicing Agent and Transfer Agent..........................   8
The Distributor.............................................................   8
Performance.................................................................   8
Taxes.......................................................................   9
General Information.........................................................  10
Description of Permitted Investments and Risk Factors.......................  11

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers shares of the TAX EXEMPT MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 29, 1996 as amended, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


JANUARY 29, 1996

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Trust's Tax Exempt Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Shares of the Fund are offered at net asset value per share.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser".

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent, and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                   TAX EXEMPT MONEY MARKET FUND

Maximum Sales Load Imposed on Purchases (as a percentage of offering
 price)                                                                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
 offering price)                                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                  None
Wire Redemption Fee                                                      $25
Exchange Fee                                                            None

ANNUAL OPERATING EXPENSES                          TAX EXEMPT MONEY MARKET FUND
(as a percentage of average net assets)

------------------------------------------------------
Advisory Fees (after fee waivers) (1)             .35%
Administration Fees                               .20%
12b-1 Fees (after fee waivers) (1)                .00%
Other Expenses (2)                                .10%
------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)  .65%
------------------------------------------------------
------------------------------------------------------

(1)The Adviser has voluntarily agreed to waive its advisory fee and the Distributor has voluntarily agreed to waive the 12b-1 fee to the extent necessary to keep "Total Operating Expenses" for the Tax Exempt Money Market Fund from exceeding .65%. The Adviser and the Distributor reserve the right to terminate its waiver at any time in its sole discretion. Absent such waivers, the advisory fee for the Fund would be .45% and the 12b-1 fee would be .25%.

(2)Other Expenses are based on estimates for the current fiscal year.

(3)Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for the Fund would be 1.00%.

EXAMPLE

-----------------------------------------------------------------------------
                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment in shares of the Fund
assuming: (1) 5% annual return and (2)
redemption at the end of each time period:      $7     $21     $36     $81

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. The information set forth in the foregoing table and example relates only to shares of the Tax Exempt Money Market Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator," and "The Distributor."

4

THE TRUST

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares").This prospectus relates to the Tax Exempt Money Market Fund (the "Fund"), a diversified mutual fund. Each share of the Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objectives.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization ("NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of Fund assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

5

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase shares of the Fund directly from the Trust's shareholder servicing and transfer agent DST Systems, Inc. ("DST") by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, Inc., that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Shares of the Fund are sold on a continuous basis.

BY MAIL

You may purchase shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Tax Exempt Money Market
Fund)," to DST at 210 West 10th Street, Kansas City, MO 64105. You may purchase additional shares at any time by mailing payment to DST. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase shares of the Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to DST and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies DST prior to 11:00 a.m., Central time. If DST does not receive notice by 11:00 a.m., Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized

6

investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase shares of the Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in shares of the Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Fund's investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by DST if DST receives the order and payment before 11:00 a.m., Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by DST. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

7

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact DST and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by DST in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, DST may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor DST will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and DST will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Fund offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to DST.

8

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within seven days after DST receives the valid redemption request. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take 10 or more days. In such circumstances, redemption proceeds will be held pending clearance of the check.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in the Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of the Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before the Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 210 Baronne Street, New Orleans, Louisiana 70112, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1995, the Adviser's Trust Group managed approximately $2.0 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past seven years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .45% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.

Gerald S. Dugal is an Assistant Vice President and the Investment Manager for the Marquis Tax Exempt Money Market Fund, Institutional Money Market Fund, and the Treasury Securities Money

9

Market Fund. Mr. Dugal has 10 years of experience in investment trading, brokerage, and research. He is licensed as a series 7 securities principal and a series 53 municipal securities principal.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA 19087-1658, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Fund's average daily net assets.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

Shares of the Fund have a Rule 12b-1 distribution plan (the "Plan"), and the Trust and SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087, a wholly-owned subsidiary of SEI, have entered into a distribution agreement (the "Distribution Agreement").

As provided in the Distribution Agreement and the Plan, the Trust pays the Distributor a fee at the annual rate of .25% of the average daily net assets of the shares of the Fund. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for shares of the Fund. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Fund may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield," "effective compound yield" and "tax-equivalent yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a

10

percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Tax-equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") so as to be relieved of federal income tax on that part of its net investment company taxable income (including, for this purpose, net short-term capital gain) and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends from the Fund's net investment company taxable income will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to

11

shareholders of the federal income tax status of all distributions.

Income received on Treasury Obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

A sale exchange or redemption of Fund shares is a taxable transaction to the shareholders.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Treasury Securities Money Market Fund, Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Growth Equity Fund and the Value Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative, and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements

12

annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240, Kansas City, MO 64141-6240 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

MUNICIPAL LEASES--Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales

13

contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Directors, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS--Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund other than the Louisiana Fund is permitted to invest in receipts.

STRIPS, TRs, TIGRs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes".

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from

14

the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING--In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS--Some securities dealers are willing to sell Municipal Securities to the Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit the Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to the Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

15

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   3
The Trust...................................................................   4
Investment Objectives and Policies..........................................   4
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   6
Redemption of Shares........................................................   7
The Adviser.................................................................   8
The Administrator...........................................................   9
The Shareholder Servicing Agent and Transfer Agent..........................   9
The Distributor.............................................................   9
Performance.................................................................   9
Taxes.......................................................................  10
General Information.........................................................  11
Description of Permitted Investments and Risk Factors.......................  12

MARQUIS FUNDS(R):    STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT ADVISER:    FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS


This Statement of Additional Information is not a prospectus. It provides information about the activities and operations of Marquis Funds (the "Trust") in addition to the information provided in the Trust's prospectuses dated January 29, 1996 (the "Prospectuses") and should be read in conjunction with a Prospectus. Prospectuses may be obtained through the Trust's shareholder servicing and transfer agent, DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105 (1-800-471-1144).

                               TABLE OF CONTENTS

The Trust........................................   2
Additional Description of Permitted Investments..   2
Investment Limitations...........................  21
Non-Fundamental Policies.........................  22
The Adviser......................................  23
The Administrator................................  24
The Distributor..................................  26
Trustees and Officers of the Trust...............  28
Computation of Yield.............................  31
Calculation of Total Return......................  33
Purchase and Redemption of Shares................  35
Conversion Feature...............................  35
Letter of Intent.................................  36
Determination of Net Asset Value.................  36
Taxes............................................  37
Fund Transactions................................  43
Trading Practices and Brokerage..................  43
Description of Shares............................  47
Shareholder Liability............................  48
Limitation of Trustees' Liability................  48
5% Shareholders..................................  49
Experts..........................................  51
Financial Information............................  -

January 29, 1996

THE TRUST

Marquis Funds(R) is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated as of June 29, 1993 (the "Declaration of Trust").
The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Trust consists of eight series: the Government Securities Fund, the Louisiana Tax-Free Income Fund (the "Louisiana Fund"), the Balanced Fund (formerly the "Growth and Income Fund"), the Value Equity Fund, the Growth Equity Fund, and the Treasury Securities Money Market Fund, the Institutional Money Market Fund, and the Tax Exempt Money Market Fund (the "Money Market Funds") (collectively, the "Funds"). Each Fund is a diversified mutual fund, except the Louisiana Fund, which is non-diversified. Except for differences between the Class A and Class B shares of the Government Securities Fund, the Louisiana Fund (together, the "Fixed Income Funds"), Balanced Fund, Value Equity Fund and Growth Equity Fund (together, the "Equity Funds") pertaining to sales loads, service fees, dividends, voting rights and distribution plans, and differences between the Trust Class, Retail Class and Cash Sweep Class shares of the Treasury Securities Money Market Fund pertaining to distribution costs, distribution plans, dividends and voting rights, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund's Prospectus.


ADDITIONAL DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE AND FLOATING RATE NOTES

All Funds may invest in variable rate notes and floating rate notes (together, "adjustable interest rate notes"). The Fixed Income Funds may invest in adjustable interest rate notes issued by or on behalf of states (including the District of Columbia), territories and possessions of the United States and their respective authorities, agencies, instrumentalities and political subdivisions; such notes constitute a form of Municipal Securities. A variable rate note is a note whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value; the degree to which a variable rate note's market value approximates its par value will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is a note whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. In addition, a variable or floating rate demand note with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. Variable or floating rate notes may be secured by bank letters of credit.

For the Money Market Funds only, variable and floating rate notes will be deemed to have maturities as follows:

1. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

3. A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding thirteen months and upon no more than thirty days' notice.

The Fixed Income Funds and the Equity Funds may invest in variable amount master demand notes, which may or may not be backed by bank letters of credit. These variable rate notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

BANK OBLIGATIONS

The Funds are not prohibited from investing in obligations of banks that are clients of SEI Corporation ("SEI"). However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the

Funds will purchase.  The Funds will not purchase obligations of the Adviser.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES

The Fixed Income Funds and the Equity Funds may invest in securities issued by GNMA, a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

MORTGAGE-BACKED SECURITIES

The Government Securities Fund and the Balanced Fund may, in addition to investing in GNMA securities, invest in other mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

ASSET-BACKED SECURITIES

The Government Securities and Balanced Funds may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.

The development of non-mortgage asset-backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Adviser intends to limit its purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS")

Each Fund may invest in STRIPS which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), the Adviser will purchase for the Money Market Funds only those STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. The repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES

MUNICIPAL SECURITIES -- The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Louisiana Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities."
Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer

(or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL LEASES -- The Louisiana Fund and Tax Exempt Money Market Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

PUTS ON MUNICIPAL SECURITIES -- The Louisiana Fund and Tax Exempt Money Market Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable upon the exercise of a put is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

TAXABLE MUNICIPAL SECURITIES -- The Louisiana Fund and Tax Exempt Money Market Fund may invest up to 20% of their net assets in Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Fund's investment criteria.

SPECIAL CONSIDERATIONS REGARDING LOUISIANA MUNICIPAL SECURITIES -- The concentration of investments in Louisiana Municipal Securities by the Louisiana Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of the State of Louisiana or its municipalities could adversely affect the value of the Louisiana Fund and the portfolio securities held by it. This section briefly describes current economic trends in Louisiana.

Louisiana's economy, traditionally dependent on energy, remains mired in slow growth as domestic oil production has slowed in recent years. As the State's energy sector has shrunk, services have replaced energy as the leading employment sector since the mid-1980's, with employment increasing 20% from 1988 to July 1992. Some manufacturing growth continues to take place, with jobs up 13% over the same period. Manufacturing remains concentrated in chemicals, transportation equipment, and food products, reflecting the petrochemical industry, shipbuilding at the Port of New Orleans, and the State's seafood industry. Louisiana population reached its peak of 4.5 million in 1986, after which it began to decline, reaching 4.2 million only four years later. While the labor force experienced a similar decline, it grew at a 2.1% rate in 1991 and is projected to continue to grow slowly through the rest of the decade. Tourism also remains a major sector of economic activity, with the New Orleans Convention Center a major attraction. The unemployment rate for Louisiana was 7.6% as of November 1992 (versus 6.7% for November 1991), while the U.S. experienced an unemployment rate of 7.2% for the same period.

Louisiana is the twenty-first largest state in terms of population. It is rich in natural resources. Overall, Louisiana is the nation's third largest producer of chemical products. It ranks second in the production of the industrial inorganic chemicals and the manufacture of agricultural chemicals. Oil and gas extraction, petroleum refining, chemicals and allied products combined employ approximately 92,800 people, or 6% of the total non-agricultural employment in Louisiana. These industries provide approximately 12% of the net wages paid to non-agricultural employees in the State.

Louisiana has five major deepwater ports: New Orleans, Baton Rouge, Lake Charles, the Port of South Louisiana and the Port of Plaquemine. The Port of South Louisiana is a conglomerate of public and private facilities, handling more waterbottom annual tonnage than any other port in the country. The Port of New Orleans is the world's largest grain exporter and generates more than $3 billion a year in wages and taxes. The Port of Baton Rouge ranks fifth in the nation, handling over 78 million tons per year. The Port of Baton Rouge's largest commodity is petroleum coke, and the port is one of the nation's largest rice exporters. The Port of Lake Charles ranks 16th in the nation in total tonnage handled. In addition to these three major ports, there are numerous inland ports located within the State which service barge and boat traffic. The nation's first offshore oil port (commonly referred to as the "Superport") started full-time operations on January 1, 1982. The State, involved in the development of the Superport since 1972, was instrumental in promoting and financing private industry's efforts to construct deepwater port facilities. Approximately $764 million of revenue bonds have been issued for construction of the port complex. The Superport consists of three major elements: (i) a marine terminal; (ii) an underground storage facility; and (iii) a large diameter pipeline for transporting oil between the offshore and onshore facilities. The Superport allows deep draft tankers that are unable to navigate the Mississippi River to dock and unload crude oil for distribution to the United States.

The agricultural sector of Louisiana's economy is comprised of the agricultural producers and the agribusinesses which support the production, storage, transportation, processing and marketing of agricultural products. In 1991, 13,400 identifiable Louisiana agribusiness firms employed 230,500 workers with a total annual payroll of approximately $3.0 billion. The agricultural sector accounted for over 19% of employment in the State and over 13% of payrolls. Total investment in forestry and farm capital and lands is approximately $16 billion and exceeds the total asset value of the manufacturing sector.

During the period from the Fiscal Year 1981 through Fiscal Year 1987, the State experienced operating budget deficits in six of the seven fiscal years. Exacerbating the operating deficit problem was the highly dependent nature of the State's budget on mineral revenues and in particular, the dramatic fluctuations in oil prices over the past decade. At the height of the oil boom in the early 1980's, the State derived more than 40% of its operating revenues directly from sources related to the mineral extraction process. Today, the percentage has dropped to about 13%, or almost a 70% reduction.

Fiscal Year 1987 ended with a deficit in the General Fund of $512 million accumulated during the previous three fiscal years. This deficit was eliminated through the creation of the Louisiana Recovery District in 1988 and its issuance of $979,125,000 of bonds secured by a statewide 1% sales tax levied by the District. Most of the bond issue proceeds were transferred to the General Fund for the purposes of eliminating the accumulated deficit ($512 million) and assisting the State's cash flow ($271 million).

Since 1988, the gap between General Fund expenditures and revenues has widened for a variety of reasons: (i) new expenditures have been phased in; (ii) new tax exemptions have been implemented; (iii) the Federal government has issued costly mandates, most significantly in the Medicaid program; and (iv) revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base -- which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor -- is inherently inelastic; i.e., its growth rate does not match or exceed the growth rate of the economy.

The State began Fiscal Year 1988 with a balance of $271 million and ended the year with an operating surplus which, when combined with prior year adjustments of $384 million, provided the State with an ending General Fund balance of $655 million. In Fiscal Year 1989, the State budget anticipated the use of $126 million of the surplus for the operating budget. Revenues, however, were greater than anticipated and none of the surplus was used. In fact, Fiscal Year 1989 ended with a small operating surplus of $47 million which included $13 million of adjustments. This $47 million, when added to the $655 million balance from the prior fiscal year, brought the accumulated surplus to $702 million as of June 30, 1990.

Approximately $284 million of the Fiscal Year 1989 surplus was used to fund the Fiscal Year 1990 budget. As a result, the State ended Fiscal Year 1990 with an accumulated General Fund surplus of $418 million.

The 1992 budget depleted remaining reserves and required two mid-year expenditure adjustments totalling $115 million. A potential deficit for Fiscal Year 1992 has been addressed by additional revenue enhancements totaling $1.159 billion. A majority of these enhancements are one time items totaling $489 million and will not be available for future years. The Office of Fiscal Affairs and Policy Development has projected a budget gap of approximately $600 million for Fiscal Year 1994. The State is operating at a deficit and in order for it to continue providing for current services, additional and dependable revenues streams must be developed.

In August 1992, a state constitutional convention was convened which made numerous proposals to limit state indebtedness and resolve other revenue and finance issues. However, all the proposals were voted down by a statewide referendum held on November 3, 1992.

Currently, the State is working to expand economic development activities that will take advantage of Louisiana's replenishable resources such as timber, water for aquaculture, fish and seafood related products and related industrial uses of such resources. The State is also pursuing further development of its transportation capabilities by expanding port related activities and improving its highways and airports.

Positive results have been achieved by establishing research programs with considerable job creation potential. The $26 million Pennington Biomedical Research Center at

Louisiana State University, in Baton Rouge, concentrates on nutrition and preventative medicine. Since opening, the center has received a $9.4 million grant from the United States Department of Agriculture, a $3.5 million Army contract to study nutrition and a $1.5 million donation from the National Heart, Lung and Blood Institute. Louisiana State University is constructing the Center for Advanced Microstructures and Devices that will provide hands-on experience for young scientists and engineers and improve research capabilities in materials science by furnishing the most advanced scientific instrumentation available. In addition, the University of Southwestern Louisiana has devised a "factory of the future" where a product can be developed, industry can obtain applied research for a product, existing technology can be transferred to Louisiana industry and university students can gain practical experience with state-of-the-art technology.

In 1990, the Louisiana Constitution was amended by the electorate to provide for the creation and operation of a State lottery. The net proceeds from the lottery are deposited in a special fund in the State Treasury entitled the Lottery Proceeds Fund (the "Lottery Fund"). Although the Legislature may make appropriations from the Lottery Fund for any purpose, amounts deposited in the Lottery Fund cannot be appropriated for expenditure in the same calendar year in which they are received.

The lottery began with scratch card game operations in September, 1991 and full lottery operation on January 22, 1992. The State Lottery Commission estimated $286 million of lottery proceeds would be raised during the 1992 calendar year. State law provides that, after the first year of operations, the lottery proceeds will be divided as follows: 50% to lottery winners, 35% to the State, 10% to the Commission and 5% to vendors of lottery tickets. As of December 31, 1992, for the 1992 calendar year, the State received $166,500,000 as its share of the lottery proceeds. The Revenue Estimating Conference estimates that the State will receive as its share of lottery proceeds $140,000,000 in the 1993 calendar year.

In 1991, the Louisiana Legislature enacted the Video Draw Poker Devices Control Law (the "Act") for the purpose of regulating and licensing the use and operation of video draw poker devices through the video gaming division (the "Video Division") of the gaming enforcement section of the office of the State police. The Act imposes annual license fees on manufacturers, distributors, service entities, device operation device owners and licensed establishments.
In addition, each device owner must remit to the Video Division a franchise payment equal to 22-1/2% of the net device revenue derived from the operation of each device. All franchise payments, license fees, fines and penalties received by the Video Division must be forwarded to the State Treasurer for immediate deposit. The funds are first credited to the Bond Security and Redemption Fund and then credited to the Video Draw Poker Device Fund. Monies in the Video Draw Poker Device Fund may only be withdrawn pursuant to appropriation by the Legislature and distributed as follows: (a) 25% to be distributed in the following priority: (i) not exceeding $5,400,000 for district attorneys and assistant district attorneys; (ii) remainder to municipalities and parishes in which devices are operated to pay for enforcement of Act 1062; (b) A legislative allocation to the Department of Public Safety & Corrections to pay for enforcement of Act 1062; (c) Any funds remaining after payments pursuant to
(a) and (b) are deposited in the State general fund.

As of January 4, 1993, the Treasurer's office reports that total revenues since July 1, 1992 were $13,897,084 of which $6,632,166 is available for general fund purposes.

In 1991, the Louisiana Legislature also enacted the Louisiana Riverboat Economic Development and Gaming Control Act ("Act 753") to assist the growth of tourism by the development of a riverboat industry in the State authorized to operate regulated gaming activities. Act 753 designates certain rivers and waterways in the State upon which riverboat gaming may be conducted and provides for the creation within the Department of Public Safety and Corrections, a gaming commission known as the Riverboat Gaming Commission (the "Riverboat Commission"). The Riverboat Commission has the responsibility of licensing, regulating and inspecting riverboat gaming facilities and enforcing Act 753 and regulations promulgated thereunder. Act 753 allows the issuance of up to fifteen licenses to conduct gaming activities on riverboats of new construction (built after January 1, 1992); provided that, no more than six licenses may be granted for the operation of riverboat gaming from any one parish.

The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by the Louisiana Legislature in the 1992 Regular Session ("Act 384") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (casino). Act 384 directs that the casino be located on the site of the Rivergate Convention Center in New Orleans. The Gaming Corporation has recently been formed, its members confirmed by the State Senate and the Gaming Corporation is proceeding with its organizational plans and structure. Under the casino contract, the operator must pay a minimum of 18-1/2% of gross revenues, or $100 million annually, whichever is higher, to the Gaming Corporation. Each quarter, the Gaming Corporation must transfer to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before credit to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allotted or expended only pursuant to legislative appropriation. Full operation of a permanent casino is not expected to commence until the 1995-96 Fiscal Year; however, it is anticipated that a temporary casino can be operational in the 1993-94 Fiscal Year and that a portion of the annual minimum gaming revenues would be received on or after July 1, 1993.

In June 1992 the State also approved a five-year capital improvement plan totalling $1.9 billion. The State also approved two bills that would establish major new debt-issuing authorities in the State. One bill would set up the Louisiana Airport Authority, giving it the power to sell bonds for a proposed international airport between Baton Rouge and New Orleans. The other would permit establishment of the Louisiana Maritime Development

Authority to fund shipyard improvements in Louisiana's cities.

The foregoing information as to certain Louisiana risk factors has been provided in view of the Louisiana Fund's policy of investing in Louisiana Municipal Securities. This information constitutes only a brief summary, does not purport to be a complete description of Louisiana risk factors and is principally drawn from official statements related to securities offerings of the State of Louisiana that have come to the Fund's attention and were available as of the date of this Statement of Additional Information.

OPTIONS ON SECURITIES AND INDICES

OPTIONS -- The Fixed Income Funds and the Equity Funds may trade put and call options on permitted investments and related indices to a limited extent. Among the strategies the Adviser may use for a Fund are: buying protective puts on securities owned by the Fund, buying fiduciary calls on securities the Fund is attempting to buy, and writing covered calls on securities the Fund owns.

A Fund may buy protective put options. The Fund may benefit from buying the protective put if the price of the security already held by the Fund falls during the option period, because the Fund may exercise the put and receive the higher exercise price for its security. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy fiduciary call options on securities that the Fund is trying to buy. The Fund may benefit from buying the fiduciary call if the price of the underlying security rises during the option period, because the Fund may exercise the call and buy the security for the lower exercise price. If, however, the security falls in value, the Fund will have paid a premium for the call which will expire worthless, but will be able to buy the security at a lower price.

A Fund may write covered call options. The advantage to the Fund of writing covered call options is that the Fund receives additional income in the form of the premium. However, if the security rises in value, the Fund may not fully participate in that market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing transaction. A closing transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

RISK FACTORS IN OPTIONS TRANSACTIONS -- The successful use of a Fund's options strategies depends on, among other things, the Adviser's ability to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This risk differs from the risk involved with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so.
Although a Fund will take an option position only if the Adviser believes a liquid secondary market exists for the option, there is no assurance that such a market does or will continue to exist. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions; even when a liquid secondary market does generally exist, there can be no assurance that a Fund will be able to effect a closing transactions on a given option at any particular time or at an acceptable price. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its position until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS ON SECURITIES; OPTIONS ON FUTURES

SECURITIES FUTURES CONTRACTS -- Each Fixed Income Fund and Equity Fund may enter into futures contracts on securities. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. Futures contracts are traded in the United States only on commodities exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. Closing out a futures contract sale (purchase) is effected by purchasing (selling) a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain; if the offsetting purchase price exceeds the initial sale price, the seller realizes a loss. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain; if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

When a Fund purchases or sells a futures contract, it does not pay or receive the purchase price; instead, the Fund is required to deposit an "initial margin" in the form of cash and/or U.S. Government securities with its custodian in a segregated account in the name of the futures broker. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs, and closing transactions involve additional commission costs.

Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Final determinations of variation margin are made when a Fund enters into a closing transaction.

OPTIONS ON SECURITIES FUTURES CONTRACTS -- Each Fixed Income Fund and Equity Fund may enter into written options on securities futures contracts. A Fund may purchase and write call and put options on the futures contracts it may buy or sell, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See the section titled "Options on Securities," above.

The Fund holding or writing an option on futures may terminate its position by selling or purchasing an offsetting option. There can be no guarantee that such closing transactions will be available.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts pursuant to brokers' requirements similar to those described above.

COVER FOR OPTIONS AND FUTURES CONTRACT POSITIONS -- Transactions using futures contracts and options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its Custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

RISKS OF FUTURES CONTRACTS AND OPTIONS TRANSACTIONS -- Successful use of securities futures contracts by a Fund is subject to the Adviser's ability to correctly predict movements in the direction of interest rates and other factors affecting securities markets.

The purchase of options on futures contracts involves less risk to a Fund than does the purchase or sale of futures contracts, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to the risks, described above under "Options on Securities," involved in the writing of options on securities.

There can be no assurance that higher-than-anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

To reduce or eliminate a hedge position it holds, a Fund may seek to close out that position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. There can be no assurance that such a market does or will continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

FOREIGN SECURITIES

The Equity Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper.

In addition, the Equity Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs may be available for investment through sponsored or unsponsored facilities. A sponsored facility is established jointly by the issuer of the ADR and the issuer of the security underlying the ADR, whereas a depository may establish an unsponsored facility without the participation of the issuer of the underlying security. Depositaries establishing unsponsored facilities may not be obliged to pass on to ADR holders either voting rights on the underlying securities or shareholder communications received from the issuer of the underlying securities, and holders of unsponsored ADRs generally bear all costs of the unsponsored facility.

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

WHEN-ISSUED SECURITIES

Each Fund except the Treasury Securities Money Market Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Investments made with this collateral are considered to be assets of the Fund and must comply with the Fund's investment limitations. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2)
securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

INVESTMENT LIMITATIONS

Each Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of that Fund. A "majority of the outstanding shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Trust or such Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund.

Pursuant to these investment restrictions, no Fund will:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; provided that (1) this restriction does not apply to the Louisiana Fund, (2) for the Government Securities Fund and the Equity Funds, this restriction applies to only 75% of such Fund's assets, and (3) the Money Market Funds may invest up to 25% of its total assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.     Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that the Fixed Income and Equity Funds may invest in futures contracts and options on futures contracts as disclosed in the Prospectuses) and interests in a pool of securities that are secured by interests in real estate (except that the Fixed Income Funds may invest in mortgage-backed securities, including collateralized mortgage obligations, as disclosed in the Prospectus). However, subject to their permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a Fund security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

NON-FUNDAMENTAL POLICIES

No Fund may invest in warrants, except that the Equity Funds may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or the American Stock Exchange.

No Fixed Income Fund or Equity Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, and the Money Market Funds may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of each Funds' net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

No Fund may invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

No Fund may purchase securities of any company which has (with its predecessors) a record of less than three years continuing operations if, as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal securities which are rated by at least two nationally recognized bond rating services. This restriction shall not apply to investments a Fund may make in asset-backed securities and in other investment companies, as described in the appropriate Prospectus.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

The Trust and First National Bank of Commerce in New Orleans (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement") dated as of August 17, 1993. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any State, the Adviser will bear the amount of such excess.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal years ended September 30, 1994 and 1995, the Funds paid the following advisory fees:



                                Advisory Fees Paid    Advisory Fees Waived
                              ----------------------  ---------------------
            FUND                  1994        1995       1994       1995
---------------------------------------------------------------------------

Treasury Securities Money     $1,039,361  $1,460,920        N/A   $478,529
 Market Fund

Government Securities Fund    $  359,239  $  433,013        N/A   $148,818

Balanced Fund                 $  298,645  $  428,912        N/A   $143,749

Louisiana Tax-Free Income     $     0.00  $    6,316    $28,959   $ 27,116
 Fund

Value Equity Fund             $  185,658  $  284,586        N/A   $ 83,575

Growth Equity Fund                     *  *                   *  *

Institutional Money Market             *       $0.00        N/A   $  5,924
 Fund/1/
Tax Exempt Money Market                *  *                   *  *
 Fund
==========================================================================

* Not in operation during the period.
/1/ In addition to waiving the full advisory fee for 1995, the Adviser contributed $7,691.02.


THE ADMINISTRATOR

SEI Financial Management Corporation serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement dated as of August 17, 1993 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For the fiscal years ended September 30, 1994 and 1995, the Funds paid the following administrative fees:



                              Administrative Fees Paid  Administrative Fees Waived
                              ------------------------  --------------------------
            FUND                 1994         1995          1994          1995
----------------------------------------------------------------------------------
Treasury Securities Money      $1,041,063   $1,293,016            N/A          N/A
 Market Fund

Government Securities Fund     $  204,922   $  211,577            N/A          N/A

Balanced Fund                  $  132,490   $  154,774            N/A          N/A

Louisiana Tax-Free Income      $     0.00   $   17,558        $11,151       $1,546
 Fund

Value Equity Fund              $   79,890   $   99,501            N/A          N/A

Growth Equity Fund                      *            *              *            *

Institutional Money Market              *   $    3,949            N/A          N/A
 Fund
Tax Exempt Money Market                 *            *              *            *
 Fund
==================================================================================

* Not in operation during the period.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic

Variable Trust.

THE DISTRIBUTOR

THE DISTRIBUTOR -- SEI Financial Services Company serves as distributor (the "Distributor") to the Trust pursuant to a Distribution Agreement dated as of August 17, 1993, as amended and restated as of August 8, 1994, (the "Distribution Agreement"), which will continue for successive one-year periods. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will automatically terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the (i) Trust's Trustees, (ii) vote of a majority of the outstanding shares of such Fund or (iii) the Distributor.

DISTRIBUTION -- As described in the Prospectuses, shares of the Trust's Funds are sold on a continuous basis by the Distributor. Each of the Class A shares and the Trust Class shares are offered without distribution fees, although the Class A shares are sold with a front-end sales load. However, neither the Class A shares nor the Trust Class shares are subject to ongoing distribution or service fees, or are subject to a sales charge when they are redeemed.

The Trust has adopted a distribution plan dated August 17, 1993 for the Class B shares of each Fixed Income and Equity Fund (the "Class B Plan"), a distribution plan dated August 17, 1993 for the Retail Class shares of the Treasury Securities Money Market Fund (the "Retail Class Plan") and a distribution plan dated as of August 8, 1994 for Cash Sweep Class shares of the Treasury Securities Money Market Fund (the "Cash Sweep Class Plan"), in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Each of the Class B, Retail Class and Cash Sweep Class Plans was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or SEI Financial Services, as that term is defined in the 1940 Act ("Disinterested Trustees"). Continuance of each of the Class B, Retail Class and Cash Sweep Class Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Disinterested Trustees. Each of the Class B, Retail Class and Cash Sweep Class Plans requires that quarterly written reports of amounts spent under that Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Class B Plan, the Retail Class Plan or Cash Sweep Class Plan, as applicable, may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. Any of the Class B, Retail Class or Cash Sweep Class Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders.

None of the Class B, Retail Class or Cash Sweep Class shares incur a sales charge when they are purchased, but Class B shares are subject to a sales charge if they are redeemed within five years of purchase. Pursuant to the Distribution Agreement and the Class B Plan, Class B shares are subject to an ongoing distribution and service fee calculated on each Fixed Income and Equity Fund's aggregate average daily net assets attributable to its Class B shares. Pursuant to the Distribution Agreement and the Retail Class Plan and Cash Sweep Class Plans, shares of each class are subject to ongoing distribution and service fees calculated on the Treasury Securities Money Market Fund's aggregate average daily net assets attributable to shares of each such class, respectively.

Class A shares are not subject to distribution or service fees and pay correspondingly higher dividends per share. There can, of course, be no guarantee that any Fund will have net income and pay dividends. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. If you do not qualify for reduced initial sales charges and you expect to maintain your investment for an extended period of time, you should weigh the fact that accumulated distribution and service fees on Class B shares may exceed the initial sales charge on Class A shares during the life of your investment against the fact that, because of Class A's initial sales charges, less of your initial purchase price is actually invested in the Funds if you purchase Class A shares.

The distribution expenses incurred by the Distributor and other financial intermediaries in connection with the sale of the shares will be paid, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution and service fees and the contingent deferred sales charge paid upon redemptions of shares within five years of purchase.

For the fiscal year ended September 30, 1995, the Class B Government Securities, Louisiana Tax-Free Income, Balanced, and Value Equity Funds paid $1,331.48, $4,092.35, $7,096.91, and $5,042.52 in distribution fees, respectively. For the fiscal year ended September 30, 1995, the Retail Class Treasury Securities Money Market fund paid $462,751.65 in distribution fees. Excluding the fees paid for the Retail Class Treasury Securities Money Market Fund, all of the distribution fees paid relate exclusively to sales expenses. As of September 30, 1995, the Growth Equity and Tax Exempt Money Market Funds had not commenced operations.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, PA 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of the Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust, all of which are open-end management investment companies.

ROBERT A. NESHER - Chairman of the Board of Trustees* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administration and the Distributor September, 1981 - 1994.

JOHN T. COONEY - Trustee** - 573 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A. (1989-1992), and MTrust Corp. (1985-1989).

WILLIAM M. DORAN - Director* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS - Trustee** - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College (1989-1990). President, Federal Reserve Bank of Boston (1968-1988).

BARRY M. MULROY - Trustee* - First Commerce Corporation, 210 Barrone Street, New Orleans, LA 70160. Marketing and Human Resources Director of First Commerce Service Corporation from 1993 to present. Marketing Director, First Commerce Service Corporation (1988-1992).

ROBERT A. PATTERSON - Trustee** - 408 Old Main, University Park, PA 16802. Pennsylvania State University Senior Vice President, Treasurer (Emeritus). Financial and

Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp. Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE - President and Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor since 1992.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1989-1994.

ROBERT B. CARROLL - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. United States Securities and Exchange Commission, Division of Investment Management 1990-1994. Associate, McGuire, Woods, Battle and Booth (law firm) prior to 1990.

TODD CIPPERMAN - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since May, 1995, Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1994.

JOSEPH LYDON - Vice President, Assistant Secretary - Director of Business Administration, SEI Corporation since April, 1995; Vice President of Fund Group, Vice President of the Advisor - Dreman Value Management, LP, President of Dreman Financial Services, Inc. from 1989 to 1995. B.S. Accounting, St. Joseph's University.

JEFFREY A. COHEN - Controller, Chief Financial Officer - CPA, Vice President,

International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

RICHARD W. GRANT - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to the Trust, Manager and Distributor.

MICHAEL T. ZELINSKY - Assistant Secretary - Blue Sky Supervisor, Legal; SEI Corporation, October 1995 -present; Legal Assistant, Clark, Ladner, Fortenbaugh & Young (law firm), 1994-1995; Legal Assistant, Seward & Kissel (law firm) 1993-1994; prior to 1993 Michael was employed in the information and computer industries. B.A. The American University, 1984.

JOHN H. GRADY, JR. - Assistant Secretary - 1800 M Street, N.W., Washington, D.C., 20036, Partner, since 1995 and Associate, 1993-1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor; Associate, Ropes & Gray (law firm), 1988 to 1993.

_______________
*Messrs. Nesher, Doran and Mulroy are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Storey and Peters serve on the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

As of September 30, 1995, the Trustees and officers of the Trust received the following compensation:


                                                                                 Total
                                                                             Compensation
                                            Pension or                      from Registrant
                          Aggregate        Retirement                          and Fund
                        Compensation         Benefits        Estimated       Complex Paid to
                       From Registrant    Accrued as Part      Annual       Directors for
Name of Person,         for Fiscal Year      of Fund        Benefits Upon     Fiscal Year Ended
 Position               Ended 9/30/95       Expenses        Retirement          9/30/95
-----------------------------------------------------------------------------------------------
Robert A. Nesher,                 0                 0               0          $0 for service on
Trustee                                                                        1 board


John T. Cooney,           $3,387.62                 0               0          $3,387.62 for
 Trustee                                                                       service on 1
                                                                               board

Frank E. Morris,          $3,387.62                 0               0          $3,387.62 for
 Trustee                                                                       service on 1
                                                                               board

Barry M. Mulroy,                  0                 0               0          $0 for service on
 Trustee                                                                       1 board

Robert A.                 $3,387.62                 0               0          $3,387.62 for
 Patterson, Trustee                                                            service on 1
                                                                               board

Gene Peters,              $3,387.62                 0               0          $3,387.62 for
 Trustee                                                                       service on 1
                                                                               board

James M. Storey,          $3,387.62                 0               0          $3,387.62 for
 Trustee                                                                       service on 1
                                                                               board
William M. Doran,                 0                                            $0 for service on
 Trustee                                                                       1 board
=============================================================================================

COMPUTATION OF YIELD

MONEY MARKET FUNDS -- From time to time the Money Market Funds may advertise "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in a Fund over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the some period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:
Effective Yield = [(Base Period Return + 1)/365/7/] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

For the 7-day period ended September 30, 1995, the Treasury Securities Money Market Fund's 7-day yield and 7-day effective yields were 5.13% and 5.26%, respectively, for the Retail Class shares and, 5.33% and 5.47%, respectively, for the Trust Class shares.

The yields of the Money Market Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in each Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments each Fund invests in, changes in interest rates on money market instruments, changes in the expenses of each Fund and other factors.

Yields are one basis upon which investors may compare the Money Market Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

FIXED INCOME AND EQUITY FUNDS -- The Fixed Income Funds and the Equity Funds may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2([(a-b)/(cd) + 1]/6/ - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate.

For the 30-day period ended September 30, 1995, the 30 day and 30 day tax-equivalent yields on the Funds other than the Money Market Funds were as follows:




              FUND                30 DAY YIELD   30 DAY TAX EQUIVALENT YIELD
----------------------------------------------------------------------------
Government Securities Fund

     Class A                          5.74%

     Class B                          5.19%

Balanced Fund

     Class A                          3.65%

     Class B                          3.02%

Value Equity Fund

     Class A                          2.15%

     Class B                          1.44%

Louisiana Tax-Free Income Fund

     Class A                          4.32%
     Class B                          3.72%
============================================================================

*The Growth Equity Fund had not commenced operations as of September 30, 1995. The 30 day tax-equivalent yield for the Louisiana Tax-Free Income Fund for the fiscal year ended September 30, 1995 was 6.79% for Class A and 5.85% for Class B.

CALCULATION OF TOTAL RETURN

From time to time, the Fixed Income Funds and the Equity Funds may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Funds commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds from inception through September 30, 1995 and for the one year period ended September 30, 1995 were as follows:


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                   ------------------------------
                                               CLASS/WITH LOAD                        SINCE
                                     FUND         WITHOUT LOAD        ONE YEAR     INCEPTION*
-------------------------------------------------------------------------------------------------

Government Securities                         Class A with Load/1/          6.98           2.58

Government Securities                         Class A without Load         10.84           4.42

Louisiana Tax-Free Income                     Class A with Load/1/          5.20           1.20

Louisiana Tax-Free Income                     Class A without Load          9.01           3.01

Balanced                                      Class A with Load/1/         13.44           6.00

Balanced                                      Class A without Load         17.58           7.90

Value Equity                                  Class A with Load/1/         20.75           9.01

Value Equity                                  Class A without Load         25.13          10.96

Government Securities                         Class B with CDSC/2/          7.35           2.27

Government Securities                         Class B without CDSC         10.10           3.63

Louisiana Tax-Free Income                     Class B with CDSC/3/          5.46           1.66

Louisiana Tax-Free Income                     Class B without CDSC          8.21           3.10

Balanced                                      Class B with CDSC/2/         14.00           5.79

Balanced                                      Class B without CDSC         16.75           7.13

Value Equity                                  Class B with CDSC/2/         21.42           9.52
Value Equity                                  Class B without CDSC         24.17          10.82
=================================================================================================

The Growth Equity Fund had not commenced operations as of September 30, 1995. *Returns have been annualized.
_______________
/1/ Commenced operations on October 1, 1993.
/2/ Commenced operations on October 22, 1993.
/3/ Commenced operations on November 22, 1993.

PURCHASE AND REDEMPTION OF SHARES

Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve observes the following holidays: Martin Luther King, Jr., Day, Columbus Day and Veterans Day.

CONVERSION FEATURE

As described in the Prospectuses, Class B shares of the Fixed Income and Equity Funds will automatically convert to Class A shares and will no longer be subject to the distribution and service fees or the contingent deferred sales charge after five years after the beginning of the month in which the shares were issued. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales load, fee or other charge. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

LETTER OF INTENT

Reduced sales charges are applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent (the "Letter") provided by the Distributor, which is not legally binding on the signer or a Fund and which provides for the holding in escrow by the Administrator of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fund and of the Fixed Income Funds and the Equity Funds previously purchased and still held as of the date of their Letter toward the completion of such Letter.

DETERMINATION OF NET ASSET VALUE

MONEY MARKET FUNDS -- The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market Funds' use of amortized cost and the maintenance of each Funds net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. Such procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if each Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of each Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

FIXED INCOME AND EQUITY FUNDS -- The securities of the Fixed Income Funds and the Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

ALL FUNDS -- The following discussion of Federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Recent legislation, signed into law by President Clinton in August 1993, increased the top marginal rate of tax imposed on individual taxpayers from 31% to 36% on taxable income in excess of $140,000, and imposed a 10% surtax on high-income individual taxpayers on taxable income in excess of $250,000. As a result of these changes, the rate at which capital gains are taxed differs markedly from the tax rate on ordinary income; the increases discussed above apply to the tax rates imposed on ordinary income but the rate imposed on capital gains remains at 28%.

In addition, the recent legislation increased the alternative minimum tax rates for noncorporate individual taxpayers from 24% to 26% on alternative minimum taxable income ("AMTI") less the exemption amount up to $175,000 and 28% on AMTI less the exemption amount in excess of $175,000. The corporate alternative minimum tax rate remains at 20%.

It is the policy of each of the Trust's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Trust's Funds expects to eliminate or reduce to a nominal amount the Federal taxes to which such Fund may be subject.

In order to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (2) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets held for less than three months ("Short-Short Limitation"), including stock and securities; options, futures or forward contracts (other than on foreign currencies); or foreign currencies (including options, futures or forward contracts) if not directly related to the Fund's principal business of investing in stocks and securities; and (3) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Funds may engage in short-term trading and in certain hedging transactions and may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to shareholders, provided the Fund distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus net short-term capital gain) and (b) 90% of its net interest exempt income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If a Fund fails to distribute in a calendar year at least the sum of 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term gain over short and long term losses) for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the prior year for tax purposes.

In certain cases, a Fund will be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gain distributions and redemption proceeds (other than from redemption of shares of the Money Market Funds) paid to an individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they were held for less than three months. If a Fund satisfies certain requirements, then any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Trust's Funds. Further tax information regarding the Funds is included in the immediately following sections of this Statement of Additional Information. No attempt has been made to present a detailed explanation of the income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

The following tax information relates specifically to certain of the Trust's Funds.

ADDITIONAL TAX INFORMATION CONCERNING THE LOUISIANA FUND AND TAX EXEMPT MONEY MARKET FUND -- As indicated in the Prospectuses of the Louisiana Fund and Tax Exempt Money Market Fund, these Funds are designed to provide shareholders with current tax-exempt interest income and is not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Funds in determining the taxability of their benefits. In addition, the Funds may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in these Funds.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of securities the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. The policy of the Funds is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund, and designated by the Fund as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Fund's taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Any net realized long-term capital gains of a Fund will be distributed at least annually. The Fund will have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. If a shareholder disposes of shares in the Fund at a loss before having held those shares for more than six months, such loss will be treated as a long-term capital loss to the extent the shareholder has received a long-term capital gain distribution on the shares.

Although the Fund does not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income and net short-term capital gains. The Fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Fund.

As indicated in the Prospectuses of the Louisiana Fund and Tax Exempt Money Market Fund, these Funds may acquire puts with respect to Municipal Securities held in its portfolio. See "Additional Description Of Permitted Investments -- Puts on Municipal Securities" in this Statement of Additional Information. The policy of the Funds is to limit acquisitions of puts to those under which an acquiring Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire under the 1940 Act. Therefore, although the Louisiana Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion. If the Louisiana Fund or Tax Exempt Money Market Fund were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of these Funds and their shareholders under such laws may differ from its treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Fund's income, including Municipal Securities interest income, will be taxable to shareholders to the extent of the Fund's current and/or accumulated earnings and profits.

STATE TAXES -- A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a regulated investment company for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Funds, which may differ from the Federal income tax consequences. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on Federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions such exemption is available.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Adviser selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing of analyses and reports concerning issuers, securities or industries; (iii) providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the Securities and Exchange Commission (the "SEC"). Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor or affiliate of the Adviser by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended September 30, 1995, the funds paid the following brokerage commissions with respect to portfolio transactions:

                                                                                  TOTAL
                                                                                BROKERAGE
                                                   % OF         % OF TOTAL     COMMISSIONS
                                   TOTAL          TOTAL         BROKERAGE      PAID TO SFS      TOTAL
                     TOTAL      $ AMOUNT OF     BROKERAGE      TRANSACTIONS   IN CONNECTION    $ AMOUNT
                    $ AMOUNT     BROKERAGE     COMMISSIONS       EFFECTED         WITH       OF BROKERAGE
                  OF BROKERAGE  COMMISSIONS      PAID TO         THROUGH       REPURCHASE    COMMISSIONS
   PORTFOLIO      COMMISSIONS     PAID TO       AFFILIATED      AFFILIATED      AGREEMENT       PAID
                      PAID       AFFILIATES      BROKERS         BROKERS      TRANSACTIONS       FOR
                  IN LAST YEAR  IN LAST YEAR  FOR LAST YEAR   FOR LAST YEAR   FOR LAST YEAR    RESEARCH
-----------------------------------------------------------------------------------------------------------
Government                  --      N/A            N/A             N/A                       N/A
 Securities

Louisiana Tax-              --      N/A            N/A             N/A                       N/A
 Free Income

Balanced               127,294      14,688          .12%            .15%                     N/A

Value Equity           161,492      24,648          .15%            .62%                     N/A

Treasury                    --      N/A            N/A                                       N/A
 Securities
 Money Market

Institutional               --      N/A            N/A                                       N/A
 Money Market

Growth Equity               *        *              *               *               *        *
Tax Exempt                  *        *              *               *               *        *
 Money Market
=========================================================================================================

* As of September 30, 1995, had not commenced operations.

For the fiscal year ended September 30, 1994, the funds paid the following brokerage commissions with respect to portfolio transactions:

                                                    TOTAL $ AMOUNT OF BROKERAGE       TOTAL $ AMOUNT OF
                                                           COMMISSIONS               BROKERAGE COMMISSIONS
             PORTFOLIO                                       PAID 1994            PAID TO AFFILIATES IN 1994

Government Securities                                           N/A                           N/A

Louisiana Tax-Free Income                                       N/A                           N/A

Balanced                                                      158,661                         N/A

Value Equity                                                  257,648                         N/A

Treasury Securities Money Market                                N/A

Institutional Money Market                                      N/A                          N/A

Growth Equity                                                    *                            *
Tax Exempt Money Market                                          *                            *
============================================================================================================

*As of September 30, 1995, had not commenced operations.

For the fiscal years ended September 30, 1994 and 1995, the portfolio turnover rate for each of the Funds was as follows:


                                                             TURNOVER RATE
                                                -------------------------------------
FUND                                               1994                         1995
-------------------------------------------------------------------------------------
Government Securities Fund                        37.80%                       18.33%

Balanced Fund                                     64.09%                       55.06%

Value Equity Fund                                161.42%                      97.882%

Louisiana Tax-Free Income Fund                    30.31%                       2.312%

Growth Equity Fund                                    *                            *
=====================================================================================

*As of September 30, 1995, had not commenced operations.

DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust and was organized pursuant to a Declaration of Trust. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest. The Trust presently has series of shares which represent interests in the following Funds: the Government Securities

Fund, the Louisiana Fund, the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Treasury Securities Money Market Fund, the Institutional Money Market Fund and the Tax Exempt Money Market Fund, respectively. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable, subject only to the possibility of shareholder liability described in the following section. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Trust were held to be a partnership, however, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% SHAREHOLDERS

The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of January 3, 1996 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows/(1)/:



                                   NAME AND ADDRESS                NUMBER
                                       OF RECORD                     OF            % OF
     NAME OF FUND                OR BENEFICIAL HOLDER              SHARES       OWNERSHIP

Treasury Securities        ENBECEE Company                    542,396,597.5900      99.98%
 Money Market Fund -       925 Common Street
 Trust Class               New Orleans, LA  70160

Treasury Securities        National Financial Services        178,234,658.8400      52.30%
 Money Market Fund -       Corp. for the Exclusive Benefit
 Retail Class              of Our Customers
                           Attn:  Mike McLaughlin
                           200 Liberty Street
                           New York, NY  10281

Treasury Securities        ENBECEE Company                    162,463,324.9500      47.67%
Money Market Fund -        925 Common Street
 Cash Sweep Class          New Orleans, LA 70160


Government Securities      ENBECEE                              6,592,774.1440      45.89%
 Fund - Class A            925 Common Street
                           New Orleans, LA  70160


                           ENBECEE                              7,640,309.7040      53.18%
                           925 Common Street
                           New Orleans, LA  70112

Government Securities      NFSC FEBO                                8,242.2070      31.49%
 Fund - Class B            Noelie M. Gatipon
                           8241 Birch Street
                           New Orleans, LA 70118


                           NFSC FEBO                                2,025.3370       7.74%
                           Rapides Bank Customer
                           FBO Marilyn L. Adler IRA
                           4807 Westgarden
                           Alexandria, LA  71303


                                   NAME AND ADDRESS                NUMBER
                                       OF RECORD                     OF           % OF
     NAME OF FUND                OR BENEFICIAL HOLDER              SHARES       OWNERSHIP
                           NFSC FEBO                            2,025.3370       7.74%
                           RBT Customer
                           FBO Homer H. Adler IRA
                           4807 W. Garden Boulevard
                           Alexandria, LA  71303

                           NFSC FEBO                            3,408.1560      13.02%
                           Jacqueline A. Maroney
                           Rige E. Maroney
                           2011 Illinois Avenue
                           Kenner, LA 70062

                           NFSC FEBO                            1,475.3280       5.64%
                           Lori L. Reeves
                           701 Redwood Drive
                           Lake Charles, LA  70611

                           NFSC FEBO                            3,149.9040      12.04%
                           Don S. Carlos
                           629 Verret
                           Houma, LA 70360

Louisiana Tax-Free         ENBECEE Company                    679,880.0710      53.52%
 Income Fund - Class A     925 Common Street
                           New Orleans, LA  70160-0030

                           NFSC FEBO                           74,841.2430       5.89%
                           Pierre Jules Maraist
                           Helen B. Maraist
                           503 E Second St.
                           Crowley, LA  70526

Louisiana Tax-Free         NFSC FEBO                           12,868.1080      19.30%
 Income Fund - Class B     Mr. Jack F. Worthy
                           1340 Chevelle Drive
                           Baton Rouge, LA 70806

                           NFSC FEBO                           10,130.8720      15.20%
                           Irma Lee Dorrill
                           29885 Joe Stafford Street
                           Walker, LA 70785

                           NFSC FEBO                           5,096.4790       7.65%
                           Paul Boudreaux
                           Danielle Boudreaux
                           P.O. Box 384
                           Reserve, LA 70084-0384


                                   NAME AND ADDRESS                NUMBER
                                      OF RECORD                      OF            % OF
     NAME OF FUND                OR BENEFICIAL HOLDER              SHARES       OWNERSHIP
                           NFSC FEBO                            4,441.9400       6.66%
                           Ruth Manes
                           3851 33rd Street
                           Metairie, LA 70001

                           NFSC FEBO                            4,128.0870       6.19%
                           Harrison L. Cavalier &
                           Sybil H. Cavalier
                           12513 E. Sheraton
                           Baton Rouge, LA 70815

Balanced Fund - Class      ENBECEE Company                   7,807,364.0090      92.77%
 A                         925 Common Street
                           New Orleans, LA  70160-0030


                           ENBECEE Company                    431,441.4850       5.13%
                           925 Common Street
                           New Orleans, LA  70160-0030

Balanced Fund - Class B    NFSC FEBO                            6,078.8920       5.43%
                           First NBC
                           IRA of Henry John Fell
                           321 Willowbrook Drive
                           Gretna, LA  70056

Value Equity Fund -        ENBECEE Company                  2,397,720.7530      43.40%
 Class A                   925 Common Street
                           New Orleans, LA  70160-0030

                           ENBECEE Company                  2,799,208.9280      50.67%
                           925 Common Street
                           New Orleans, LA  70160-0030

Institutional Money        ENBECEE Company                 27,118,448.0800     100.00%
 Market Fund               925 Common Street
                           New Orleans, LA  70160-0030
 =========================================================================================

/(1)/ The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers. The Trust's Treasury Securities Money Market Fund Cash Sweep Class has not yet commenced operations.

EXPERTS

The financial statements in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                                 APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a degree of safety regarding timely payment but not as high a degree as A-1.

Commercial paper rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "highest" and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Commercial paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1 have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Commercial paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating that S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances bonds rated AA differ from AAA issues only to a small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB by S&P are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged" bonds. Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes are unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay principal and interest and repay principal. Whereas debt in this category normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but only slight market fluctuation other than market fluctuation caused by changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable. The merits of bonds in this category are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic condition and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation of investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

TABLE OF CONTENTS
---------------------------------------------

Letter to Shareholders......................................................   2
Shareholder Investment Summary..............................................   3
Management's Discussion & Analysis of Fund Performance......................   8
Statements of Net Assets....................................................  16
Statement of Operations.....................................................  29
Statement of Changes in Net Assets..........................................  30
Financial Highlights........................................................  32
Notes to Financial Statements...............................................  33
Report of Independent Public Accountants....................................  38
Notice to Shareholders......................................................  39

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.4%
 U.S. Treasury Bills
  5.280%, 10/19/95                                           $1,500 $     1,496
  5.330%, 02/15/96                                            2,500       2,449
  5.370%, 03/21/96                                            2,500       2,436
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $6,381,189)                                                        6,381
                                                                    -----------
REPURCHASE AGREEMENTS -- 80.1%
 Aubrey G. Lanston 6.400%, dated 09/29/95, matures
  10/02/95, repurchase price $1,301,000
  (collateralized by U.S. Treasury Bill, par value
  $1,360,000, 0.000%, 03/07/96, market value:
  $1,327,000)                                                             1,300
 Fuji Bank 6.450%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,301,000 (collateralized by U.S.
  Treasury STRIPS, par value $3,525,000, 0.000%,
  05/15/10, market value: $1,333,000)                                     1,300
 HSBC 6.400%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,301,000 (collateralized by U.S.
  Treasury STRIPS, par value $1,455,000, 0.000%,
  02/15/97, market value: $1,345,000)                                     1,300
 J.P. Morgan 6.400%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,301,000 (collateralized by U.S.
  Treasury STRIPS, par value $1,871,000, 0.000%,
  05/15/01, market value: $1,331,000)                                     1,300
--------------------------------------------------------------------------------
                                                                    Value (000)
--------------------------------------------------------------------------------
 Lehman Brothers 6.420%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,301,000 (collateralized by U.S. Treasury
  STRIPS, par value $1,650,000, 0.000%, 05/15/99, market
  value: $1,328,000)                                                $     1,300
 Merrill Lynch 5.850%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,308,000 (collateralized by U.S. Treasury
  Bond, par value $1,135,000, 8.000%, 11/15/21, market value:
  $1,339,000)(1)                                                          1,307
 Morgan Stanley 6.150%, dated 09/29/95, matures 10/02/95,
  repurchase price $1,301,000 (collateralized by U.S. Treasury
  Bill, par value $1,350,000, 0.000% 12/21/95, market value:
  $1,333,000)(1)                                                          1,301
 Nomura Securities 6.400%, dated 09/29/95, matures 10/02/95, repurchase price $7,321,000 (collateralized by various U.S.
  Treasury Obligations, par value $7,022,000, 6.500%-10.750%,
  04/30/99-08/15/05, market value: $7,464,000)(1)                         7,317
 UBS Securities 6.420%, dated 09/29/95, matures 10/02/95,
  repurchase price $7,356,000 (collateralized by U.S. Treasury
  Bond, par value $7,175,000, 6.875%, 08/15/25, market value:
  $7,502,000)(1)                                                          7,352
 Wachovia 6.600%, dated 09/29/95, matures 10/02/95, repurchase price $1,301,000 (collateralized by U.S. Treasury Note, par value $1,260,000, 7.375%, 11/15/97, market value:
  $1,329,000)                                                             1,300
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $25,076,616)                                                      25,077
                                                                    -----------
TOTAL INVESTMENTS -- 100.5%
 (Cost $31,457,805)                                                      31,458
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.5%)
 Other Assets and Liabilities, Net                                         (144)
                                                                    -----------
NET ASSETS:
Fund shares (unlimited authorization--no par value) based on
 31,314,053 outstanding shares of beneficial interest                    31,314
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $    31,314
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                  $1.00
                                                                    ===========

--------------------------------------------------------------------------------
STRIPS -- Separate Trading of Registered Interest and Principal Securities
(1) Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.9%
 U.S. Treasury Bills
  5.610%, 11/09/95                                          $30,000 $    29,817
  5.510%, 11/30/95                                           30,000      29,725
  5.470%, 12/21/95                                           25,000      24,692
  5.290%, 01/04/96                                           25,000      24,651
  5.305%, 01/11/96                                           25,000      24,624
  5.190%, 02/08/96                                           10,000       9,813
  5.285%, 02/08/96                                           25,000      24,523
  5.445%, 03/07/96                                           25,000      24,403
  5.380%, 05/02/96                                           25,000      24,200
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $216,448,224)                                                    216,448
                                                                    -----------
REPURCHASE AGREEMENTS -- 73.4%
 Aubrey G. Lanston 6.400%, dated 09/29/95, matures
  10/02/95, repurchase price $30,016,000
  (collateralized by U.S. Treasury Note, par value
  $28,010,000, 8.750%, 10/15/97, market value:
  $30,616,000)                                                           30,000
 Fuji Bank 6.450%, dated 09/29/95, matures 10/02/95,
  repurchase price $38,020,000 (collateralized by U.S.
  Treasury STRIPS, par value $52,205,000, 0.000%,
  08/15/00, market value: $38,795,000)                                   38,000
 HSBC 6.400%, dated 09/29/95, matures 10/02/95,
  repurchase price $38,020,000 (collateralized by
  various U.S. Treasury STRIPS, par value $46,115,000,
  0.000%, 02/15/97-02/15/98, market value:
  $38,863,000)                                                           38,000
-------------------------------------------------------------------------------
                                                                    Value (000)
-------------------------------------------------------------------------------
 J.P. Morgan 6.400%, dated 09/29/95, matures 10/02/95, repurchase price $190,102,000 (collateralized by various U.S. Treasury
  STRIPS, par value $656,752,000, 0.000%, 02/15/00-05/15/22, market
  value: $194,270,000)                                              $   190,001
 Lehman Brothers 6.420%, dated 09/29/95, matures 10/02/95,
  repurchase price $37,020,000 (collateralized by U.S. Treasury
  STRIPS, par value $48,450,000, 0.000%, 11/15/99, market value:
  $37,747,000)                                                           37,000
 Merrill Lynch 5.850%, dated 09/29/95, matures 10/02/95, repurchase price $7,774,000 (collateralized by U.S. Treasury Bond, par value
  $6,720,000, 8.000%, 11/15/21, market value: $7,926,000)(1)              7,770
 Morgan Stanley 6.150%, dated 09/29/95, matures 10/02/95,
  repurchase price $10,010,000 (collateralized by U.S. Treasury
  Bill, par value $10,450,000, 02/29/96, market value:
  $10,211,000)(1)                                                        10,005
 Nomura Securities 6.400%, dated 09/29/95, matures 10/02/95, repurchase price $17,014,000 (collateralized by various U.S.
  Treasury Obligations, par value $12,242,000, 7.125%-13.750%,
  09/30/99-08/15/05, market value: $17,346,000)(1)                       17,005
 Prudential Securities 6.200%, dated 09/29/95, matures 10/02/95, repurchase price $16,880,000 (collateralized by U.S. Treasury
  Notes, par value $17,130,000, 5.125%-6.500%, 03/31/98-04/30/99,
  market value: $17,209,000)(1)                                          16,871
 UBS Securities 6.400%, dated 09/29/95, matures 10/02/95,
  repurchase price $175,093,000 (collateralized by U.S. Treasury
  Notes, par value $140,730,000, 7.500%-12.000%, 01/31/97-08/15/13,
  market value: $178,761,000)                                           175,000
 UBS Securities 6.420%, dated 09/29/95, matures 10/02/95,
  repurchase price $10,584,000 (collateralized by U.S. Treasury
  Bond, par value $10,320,000, 6.875%, 08/15/25, market value:
  $10,791,000)(1)                                                        10,578

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

-------------------------------------------------------------------------------
                                                                   Value (000)
-------------------------------------------------------------------------------
 Wachovia 6.600%, dated 09/29/95, matures 10/02/95, repurchase price $20,011,000 (collateralized by U.S. Treasury Note, par
  value $19,340,000, 7.375%, 11/15/97, market value: $20,406,000)  $    20,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $590,230,124)                                                   590,230
                                                                   -----------
TOTAL INVESTMENTS -- 100.3%
 (Cost $806,678,348)                                                   806,678
                                                                   -----------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Other Assets and Liabilities, Net                                      (2,661)
                                                                   -----------
NET ASSETS:
Fund shares of Institutional Class (unlimited authorization -- no par value) based on 521,259,605 outstanding shares of beneficial
 interest                                                              521,260
Fund shares of Retail Class (unlimited authorization -- no par value) based on 282,743,848 outstanding shares of beneficial
 interest                                                              282,744
Accumulated net realized gain on investments                                13
                                                                   -----------
TOTAL NET ASSETS -- 100.0%                                         $   804,017
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
 INSTITUTIONAL CLASS                                                     $1.00
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
 RETAIL CLASS                                                            $1.00
                                                                   ===========

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 46.6%
 Treasury LINCS
  6.000%, 08/15/09                                         $ 2,500 $     2,309
 U.S. Treasury Bills
  5.300%, 11/09/95                                           1,500       1,491
  5.300%, 05/02/96                                           1,500       1,452
 U.S. Treasury Notes
  9.250%, 01/15/96                                             625         631
  8.875%, 02/15/96                                             500         506
  7.375%, 05/15/96                                           1,500       1,515
  6.125%, 07/31/96                                           1,500       1,504
  7.250%, 08/31/96                                           2,575       2,609
  6.250%, 01/31/97                                             300         302
  8.500%, 04/15/97                                           2,250       2,337
  6.500%, 04/30/97                                           1,450       1,464
  6.875%, 04/30/97                                           6,000       6,096
  8.500%, 07/15/97                                           1,500       1,566
  6.500%, 08/15/97                                          10,500      10,620
  8.625%, 08/15/97                                             750         786
  5.125%, 04/30/98                                           1,800       1,767
  9.000%, 05/15/98                                           1,250       1,343
  5.125%, 06/30/98                                           2,500       2,451
  9.250%, 08/15/98                                           2,200       2,390
  6.375%, 01/15/99                                           1,500       1,519
  6.000%, 10/15/99                                           1,500       1,502
  7.875%, 11/15/99                                             750         800
  8.500%, 02/15/00                                           1,500       1,641
  8.750%, 08/15/00                                           2,250       2,504
  6.375%, 08/15/02                                           4,250       4,314
 U.S. Treasury Bond
  7.125%, 02/15/23                                           2,500       2,650
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $58,210,614)                                                     58,069
                                                                   -----------
MORTGAGE-BACKED POOLED NOTES -- 39.4%
 FHLMC
  7.000%, 04/01/00                                              55          55
  9.000%, 11/01/05                                           1,341       1,404
  9.000%, 05/01/06                                           1,940       2,031
  7.250%, 05/01/07                                              82          81
  9.000%, 08/01/09                                             794         826
  9.000%, 12/01/09                                           1,461       1,516

--------------------------------------------------------------------------------
STRIPS -- Separate Trading of Registered Interest and Principal Securities
(1) Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 FHLMC CMO
  7.500%, 11/15/01                                           $3,975 $     4,106
  6.700%, 05/15/05                                            1,750       1,734
  7.000%, 09/15/07                                            3,250       3,281
  6.500%, 04/15/08                                            4,500       4,231
  7.750%, 01/15/20                                            3,125       3,155
  9.000%, 04/15/20                                            1,091       1,122
 FNMA
  8.500%, 03/01/98                                              181         186
  7.000%, 09/01/07                                            4,425       4,441
 FNMA REMIC
  9.150%, 08/25/03                                              820         834
  7.350%, 06/25/07                                            2,000       2,004
  6.250%, 10/25/22                                              109         107
 GNMA
  10.500%, 06/15/98                                              20          21
  10.500%, 09/15/98                                               3           3
   9.000%, 07/15/16                                             584         615
   9.000%, 09/15/16                                             479         504
   9.000%, 10/15/16                                             143         150
   9.000%, 11/15/16                                             345         364
   9.500%, 08/15/17                                             589         629
  10.000%, 04/15/19                                             228         249
  10.000%, 05/15/19                                              68          74
   9.500%, 12/15/19                                             595         636
   7.500%, 06/15/23                                           4,803       4,851
   7.000%, 03/15/24                                           2,833       2,801
   7.000%, 04/15/24                                           2,595       2,566
   8.500%, 10/15/24                                           1,905       1,986
   8.000%, 07/15/25                                           2,496       2,568
                                                                    -----------
TOTAL MORTGAGE-BACKED POOLED NOTES
 (Cost $49,057,549)                                                      49,131
                                                                    -----------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.1%
 FNMA
  9.550%, 12/10/97                                              975       1,044
  9.150%, 04/10/98                                              975       1,045
  9.150%, 09/10/99                                              118         118
 TVA
  8.375%, 10/01/99                                            2,650       2,843
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $5,130,263)                                                        5,050
                                                                    -----------
-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.6%
 Baxter International
  7.500%, 05/01/97                                           $2,200 $     2,237
 Exxon Capital
  8.000%, 12/01/95                                            1,000       1,003
 Ford Capital
  9.000%, 08/15/98                                              750         801
 Patriot Shipping
  8.125%, 12/07/04                                              389         427
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $4,451,483)                                                        4,468
                                                                    -----------
CASH EQUIVALENTS -- 2.5%
 SEI Liquid Asset Trust Treasury Portfolio                    3,139       3,139
                                                                    -----------
TOTAL CASH EQUIVALENTS
 (Cost $3,138,879)                                                        3,139
                                                                    -----------
REPURCHASE AGREEMENT -- 2.8%
 UBS Securities 6.42%, dated 09/29/95, matures
  10/02/95, repurchase price $3,507,975
  (collateralized by U.S. Treasury Bond, total par
  value $3,135,000, 7.875%, 02/15/21, market
  value: 3,580,000)(2)                                                    3,506
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
 (Cost $3,506,125)                                                        3,506
                                                                    -----------
TOTAL INVESTMENTS -- 99.0%
 (Cost $123,494,913)                                                    123,363
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 1.0%
 Other Assets and Liabilities, Net                                        1,285
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

------------------------------------------------------------------------------
                                                                    Market
                                                                  Value (000)
------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization -- no par value)
 based on 12,608,818 outstanding shares of beneficial interest    $   125,529
Fund Shares of Class B (unlimited
 authorization -- no par value) based on 24,587 outstanding
 shares of beneficial interest                                            243
Undistributed net investment income                                         4
Accumulated net realized loss on investments                             (996)
Net unrealized depreciation on investments                               (132)
                                                                  -----------
TOTAL NET ASSETS -- 100.0%                                        $   124,648
                                                                  ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A               $9.87
                                                                  ===========
MAXIMUM OFFERING PRICE PER
 SHARE -- CLASS A ($9.87/96.50%)                                       $10.23
                                                                  ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS B(1)              $9.92
                                                                  ===========

--------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- LOUISIANA -- 95.1%
  Alexandria, Utilities RB (FGIC)
  4.500%, 05/01/96                                          $    25 $        25
  5.250%, 05/01/11                                              100          94
  Alexandria, Utilities RB Ser B (FGIC)
  4.650%, 05/01/04                                              150         147
  Ascension Parish, Parish-Wide School District GO
   (AMBAC)
  4.900%, 03/01/09                                              150         140
  Baton Rouge, Sales & Use Tax RB
  6.000%, 08/01/08                                              200         207
  Bossier City, Sales & Use Tax RB, Public Improvement
   Ser ST (AMBAC)
  5.500%, 11/01/99                                              100         104
  Caddo Parish, Refunding GO
  5.000%, 02/01/05                                              350         346
  East Baton Rouge Parish, Sales & Use Tax RB, Sewer
   Improvements Ser ST-A (FGIC)
  4.800%, 02/01/09                                              340         313
  East Baton Rouge, Mortgage Financing Authority,
   Single Family Mortgage Ser B
  4.350%, 10/01/00                                               85          81
  5.300%, 10/01/14                                               95          85
  Energy & Power Authority RB, Rodemacher Unit Number
   2
  6.000%, 01/01/13                                              500         502
  Greater New Orleans Expressway, Louisiana Expressway
   RB
  4.800%, 11/01/97                                               25          25
  Gretna, Refunding Sales Tax RB (AMBAC)
  5.200%, 06/01/06                                              225         228
  Iberville Parish, School District #5 GO
  5.750%, 10/01/03                                              250         262

FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corporation
GNMA -- Government National Mortgage Association
TVA -- Tennessee Valley Authority
LINCS -- Synthetic-Linked Coupon Securities
CMO -- Collateralized Mortgage Obligation
REMIC -- Real Estate Mortgage Investment Conduit
(1) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see notes to the financial statements.
(2) Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
  Jefferson Parish, Ad Valorem Property Tax Ser A GO
   (FGIC)
  5.250%, 09/01/05                                          $   250 $       255
  Jefferson Parish, Hospital Services District #1
   (FGIC)
  5.100%, 01/01/05                                              300         297
  Jefferson Parish, School District Sales & Use Tax RB
  6.250%, 02/01/08                                              300         315
  Kenner, Sales Tax RB (FGIC)
  5.750%, 06/01/06                                              100         104
  Lafayette, Public Improvement Sales Tax RB (FGIC)
  4.900%, 03/01/03                                              505         497
  4.625%, 05/01/05                                              300         282
  5.500%, 03/01/07                                              200         203
  Lafayette, Public Power Authority Electric RB
   (AMBAC)
  5.000%, 11/01/06                                              250         246
  Lafayette, Utility Refunding RB (AMBAC)
  4.100%, 11/01/99                                              175         172
  4.700%, 11/01/04                                              125         122
  Mandeville, Water Utility Improvements Ad Valorem
   Property Tax RB
  5.150%, 02/01/10                                              100          94
  Natchitoches Parish, School District #7 GO (FSA)
  4.900%, 03/01/07                                              190         186
  New Orleans, Exhibit Hall Authority Hotel Occupancy
   Tax RB (AMBAC)
  5.125%, 01/15/96                                               50          50
  New Orleans, Home Mortgage Special Obligation
  6.250%, 01/15/11                                              500         525
  Offshore Terminal Authority RB, First Stage Ser B
  6.350%, 09/01/97                                               65          67
  5.850%, 09/01/00                                              100         104
  Orleans Parish, Public School Capital Refinancing
  5.000%, 12/01/05                                              250         248
-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
  Public Facilities Authority RB, Alton Ochsner
   Medical Foundation Project Ser A (MBIA)
  6.000%, 05/15/01                                          $   100 $       106
  Public Facilities Authority RB, Alton Ochsner
   Medical Foundation Project Ser B (MBIA)
  6.000%, 05/15/17                                              100         100
  Public Facilities Authority RB, Jefferson Parish
   Eastbank Project (FGIC)
  4.850%, 08/01/06                                              250         242
  Public Facilities Authority RB, Our Lady of Lake
   Regional Center
  5.900%, 12/01/06                                              390         400
  Public Facilities Authority RB, Special Insurance
   Assessment (FSA)
  4.400%, 10/01/00                                              120         118
  Public Facilities Authority RB, Local Government
   Refunding Program, Ser A (FSA)
  5.100%, 03/01/01                                              250         252
  Saint James Parish GO, Unlimited Ad Valorem Property
   Tax
  4.800%, 03/01/05                                               85          83
  5.200%, 03/01/08                                               75          73
  Saint Tammany Parish, Sales & Use Tax RB
  5.750%, 04/01/06                                              250         261
  Saint Tammany Parish, School Board Sales & Use Tax
   RB (FGIC)
  5.750%, 04/01/03                                              250         263
  Saint Tammany Parish, School District #12 GO (FGIC)
  6.500%, 03/01/05                                              200         214
  Shreveport, Public Improvements Ad Valorem Property
   Tax RB
  4.750%, 12/01/09                                              200         184
  Slidell, Sales & Use Tax RB, Public Improvement Ser
   B
  5.200%, 10/01/05                                              100         101
  5.400%, 10/01/07                                              200         200

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------
                                                     Face       Market
                                                 Amount (000) Value (000)
--------------------------------------------------------------------------
  State GO, Ser B (MBIA)
  5.600%, 08/01/07                                    $   250 $       258
  5.600%, 08/01/08                                        250         257
  State Refunding GO, Ad Valorem Property
  6.250%, 08/01/99                                        250         264
  State Refunding GO, Ser A (MBIA)
  4.750%, 08/01/99                                        115         116
  5.100%, 08/01/01                                        250         256
  5.300%, 08/01/04                                        250         257
  5.375%, 08/01/05                                        400         411
  5.600%, 05/15/07                                        250         258
  5.700%, 05/15/08                                        250         258
  State University Agricultural & Mechanical
   College (FGIC)
  5.400%, 07/01/05                                        150         152
  5.500%, 07/01/06                                        250         255
                                                              -----------
TOTAL MUNICIPAL BONDS
 (Cost $11,634,909)                                                11,665
                                                              -----------
CASH EQUIVALENTS -- 5.6%
 SEI Tax Exempt Trust  Institutional Tax Free
  Portfolio                                               373         373
 SEI Tax Exempt Trust
  Tax Free Portfolio                                      316         316
                                                              -----------
TOTAL CASH EQUIVALENTS
 (Cost $689,400)                                                      689
                                                              -----------
TOTAL INVESTMENTS -- 100.7%
 (Cost $12,324,309)                                                12,354
                                                              -----------
OTHER ASSETS AND LIABILITIES -- (0.7%)
 Other Assets and Liabilities, Net                                    (82)
                                                              -----------
NET ASSETS:
Fund shares of Class A (unlimited
 authorization -- no par value) based on
 1,196,119 outstanding shares of beneficial
 interest                                                          11,694
Fund shares of Class B (unlimited
 authorization -- no par value) based on 57,920
 outstanding shares of beneficial interest                            583
---------------------------------------------------------------------------
                                                                  Market
                                                                Value (000)
---------------------------------------------------------------------------
Accumulated net realized loss on investments                      $   (34)
Net unrealized appreciation on investments                             29
                                                                  -------
TOTAL NET ASSETS -- 100.0%                                        $12,272
                                                                  =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A           $9.79
                                                                  =======
MAXIMUM OFFERING PRICE PER
 SHARE -- CLASS A ($9.79/96.50%)                                   $10.15
                                                                  =======
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE -- CLASS B(1)                                                $9.79
                                                                  =======

-------------------------------------------------------------------------
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series

The following organizations have provided underlying credit support for certain securities as defined in the Statement of Net Assets:
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
AMBAC -- American Municipal Bond Assurance Company
MBIA -- Municipal Bond Insurance Association
(1) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

-------------------------------------------------------------------------------
                                                                      Market
                                                             Shares Value (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 52.3%
 AIR TRANSPORTATION -- 0.5%
  KLM Royal Dutch Air*                                       11,500   $   403
                                                                      -------
 AIRCRAFT -- 1.1%
  Lockheed Martin                                             7,600       510
  McDonnell Douglas                                           6,000       497
                                                                      -------
                                                                        1,007
                                                                      -------
 APPAREL/TEXTILES -- 0.5%
  V F                                                         7,900       403
                                                                      -------
 AUTOMOTIVE -- 2.5%
  Dana                                                       19,850       573
  Eaton                                                       6,900       366
  Echlin                                                     11,750       420
  Paccar                                                     11,050       517
  TRW                                                         4,800       357
                                                                      -------
                                                                        2,233
                                                                      -------
 BANKS -- 5.7%
  Bank of New York                                           12,400       576
  BankAmerica                                                 8,800       527
  Barnett Banks                                               8,000       453
  First Bank System                                          11,700       563
  First Chicago                                               5,400       371
  First Interstate Bancorp                                    4,900       494
  First Union                                                 8,000       408
  Mellon Bank                                                 9,150       408
  NDB Bancorp                                                11,100       425
  SunTrust Banks                                              6,300       417
  Wachovia                                                    9,100       392
                                                                      -------
                                                                        5,034
                                                                      -------
 BUILDING & CONSTRUCTION -- 0.4%
  Lennar                                                     15,300       333
                                                                      -------
 CHEMICALS -- 3.4%
  Dow Chemical                                                6,000       447
  Imperial Chemical Industries                                8,900       452
  Lubrizol                                                    9,900       323
  Olin                                                        5,400       371
  Rhone Poulenc Rorer                                         9,350       425
  Union Carbide                                              13,020       517
  Vulcan Materials                                            8,500       451
                                                                      -------
                                                                        2,986
                                                                      -------
 COMMUNICATIONS EQUIPMENT -- 0.4%
  Harris                                                      7,000       384
                                                                      -------
-------------------------------------------------------------------------------
                                                                      Market
                                                             Shares Value (000)
-------------------------------------------------------------------------------
 COMPUTERS & SERVICES -- 1.8%
  Compaq Computer*                                           11,000   $   532
  Pitney Bowes                                               10,500       441
  Sun Microsystems*                                           9,600       605
                                                                      -------
                                                                        1,578
                                                                      -------
 CONCRETE & MINERAL PRODUCTS -- 0.4%
  Armstrong World Industries                                  6,000       333
                                                                      -------
 CONSUMER PRODUCTS -- 0.7%
  Nike                                                        5,850       650
                                                                      -------
 CONTAINERS & PACKAGING -- 0.3%
  Ball                                                       10,400       308
                                                                      -------
 DRUGS -- 1.4%
  Mallinckrodt Group                                          9,700       384
  Schering Plough                                             8,200       422
  Upjohn                                                      9,200       411
                                                                      -------
                                                                        1,217
                                                                      -------
 ELECTRICAL SERVICES -- 6.6%
  Cipsco                                                     15,100       519
  Consolidated Edison of New York                            11,500       349
  Duke Power                                                  8,600       373
  Florida Progress                                           10,300       333
  New England Electric System                                10,400       385
  Nipsco Industries                                          10,400       363
  Northeast Utilities                                        22,100       538
  Northern States Power                                       7,200       327
  Oklahoma Gas & Electric                                     9,400       354
  San Diego Gas & Electric                                   15,600       361
  SCE                                                        23,700       421
  Southern                                                   21,100       498
  Southwestern Public Service                                14,600       476
  Unicom                                                     16,000       484
                                                                      -------
                                                                        5,781
                                                                      -------
 ELECTRICAL TECHNOLOGY -- 0.5%
  Texas Instruments                                           6,000       479
                                                                      -------
 FINANCIAL SERVICES -- 2.3%
  American Express                                           13,200       586
  Bear Stearns                                               19,000       409
  Beneficial                                                 10,300       538
  Transamerica                                                6,500       463
                                                                      -------
                                                                        1,996
                                                                      -------
 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD --
   1.4%
  IBP                                                        13,200       704
  Philip Morris                                               6,200       518
                                                                      -------
                                                                        1,222
                                                                      -------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

-------------------------------------------------------------------------------
                                                                      Market
                                                             Shares Value (000)
-------------------------------------------------------------------------------
 GAS/NATURAL GAS -- 1.4%
  Mapco                                                        5,400   $   278
  Pacific Enterprises                                         18,600       467
  Williams                                                    12,200       476
                                                                       -------
                                                                         1,221
                                                                       -------
 GLASS PRODUCTS -- 0.5%
  PPG Industries                                               8,900       414
                                                                       -------
 INSURANCE -- 4.0%
  AFLAC                                                       10,500       436
  American General                                            12,900       482
  Aon                                                         11,350       464
  Cigna                                                        4,900       509
  Lincoln National                                             8,800       415
  Ohio Casualty                                               11,000       393
  Providian                                                    9,200       382
  Saint Paul                                                   8,300       485
                                                                       -------
                                                                         3,566
                                                                       -------
 MACHINERY -- 2.4%
  Briggs & Stratton                                           11,500       463
  Caterpillar                                                  5,200       296
  Cummins Engine                                               8,100       312
  Deere                                                        3,900       317
  Parker-Hannifin                                              9,150       348
  Timken                                                       9,700       413
                                                                       -------
                                                                         2,149
                                                                       -------
 MEASURING DEVICES -- 0.4%
  Johnson Controls                                             5,700       361
                                                                       -------
 METALS & MINING -- 0.4%
  Cyprus AMAX Minerals                                        13,000       366
                                                                       -------
 MISCELLANEOUS
  TRANSPORTATION -- 0.6%
  Harsco                                                      10,300       573
                                                                       -------
 PAPER & PAPER PRODUCTS --
   3.2%
  Bowater                                                      9,200       429
  Federal Paper Board                                         10,700       411
  Mead                                                         6,300       369
  Tambrands                                                    7,200       316
  Union Camp                                                   8,000       461
  Westvaco                                                     9,500       433
  Weyerhaeuser                                                 8,500       388
                                                                       -------
                                                                         2,807
                                                                       -------
 PETROLEUM REFINING -- 2.1%
  Amoco                                                        6,000       385
  Ashland                                                      9,400       314
  Exxon                                                        6,350       459
  Mobil                                                        4,100       408
  Murphy Oil                                                   7,800       312
                                                                       -------
                                                                         1,878
                                                                       -------
-------------------------------------------------------------------------------
                                                        Shares/Face
                                                          Amount      Market
                                                           (000)    Value (000)
-------------------------------------------------------------------------------
 PROFESSIONAL SERVICES -- 1.0%
  Dun & Bradstreet                                          7,900      $   457
  Servicemaster LP                                         15,600          437
                                                                       -------
                                                                           894
                                                                       -------
 RAILROADS -- 0.5%
  Norfolk Southern                                          5,850          437
                                                                       -------
 RETAIL -- 1.8%
  American Stores                                          10,900          309
  Circuit City Stores                                      15,000          474
  Sears Roebuck                                             7,200          266
  Wendy's International                                    23,600          499
                                                                       -------
                                                                         1,548
                                                                       -------
 RUBBER & PLASTIC -- 1.4%
  Bandag                                                    6,450          341
  Premark International                                     9,500          483
  Sonoco Products                                          15,120          420
                                                                       -------
                                                                         1,244
                                                                       -------
 STEEL & STEEL WORKS -- 1.3%
  Asarco                                                   12,000          378
  Phelps Dodge                                              7,000          438
  Worthington Industries                                   16,800          309
                                                                       -------
                                                                         1,125
                                                                       -------
 TELEPHONES & TELECOMMUNICATION -- 0.9%
  Ameritech                                                 8,200          427
  Pacific Telesis Group                                    10,700          329
                                                                       -------
                                                                           756
                                                                       -------
 TRUCKING -- 0.1%
  Pittston Services Group                                   2,420           66
                                                                       -------
 WHOLESALE -- 0.4%
  Avnet                                                     7,250          374
                                                                       -------
TOTAL COMMON STOCK
 (Cost $39,197,447)                                                     46,126
                                                                       -------
U.S. TREASURY OBLIGATIONS -- 27.5%
 U.S. Treasury Notes
  7.250%, 11/15/96                                         $2,250        2,285
  8.000%, 01/15/97                                            250          257
  6.750%, 05/31/97                                          2,000        2,028
  6.000%, 08/31/97                                          5,000        5,015
  9.000%, 05/15/98                                          2,000        2,148
  9.250%, 08/15/98                                          2,000        2,173
  6.375%, 01/15/99                                          1,000        1,012
  7.000%, 04/15/99                                          3,000        3,096
  6.375%, 07/15/99                                          1,000        1,013
  8.000%, 08/15/99                                          2,000        2,137

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 U.S. Treasury Notes (continued)
   8.500%, 02/15/00                                     $  500      $   547
   5.750%, 08/15/03                                      1,500        1,460
 U.S. Treasury Bond
  7.125%, 02/15/23                                       1,000        1,060
                                                                    -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $24,569,157)                                                  24,231
                                                                    -------
MORTGAGE-BACKED POOLED
 NOTES -- 14.9%
 FHLMC
   7.000%, 04/01/00                                         19           19
   9.000%, 05/01/06                                        173          181
   9.000%, 08/01/09                                        525          546
 FHLMC CMO
   9.000%, 04/15/20                                        508          522
 FHLMC REMIC
   7.150%, 01/15/23                                      2,000        1,963
 FNMA
   7.000%, 09/01/07                                      1,770        1,776
 FNMA CMO
   7.000%, 01/25/03                                      2,000        1,980
 FNMA REMIC
   9.150%, 08/25/03                                        774          787
 GNMA
   7.500%, 08/15/07                                        641          655
   7.000%, 07/15/08                                        626          631
  13.500%, 05/15/11                                         23           26
  12.500%, 10/15/13                                          5            6
  12.000%, 03/15/14                                         43           49
  13.500%, 09/15/14                                         14           16
   9.000%, 12/15/16                                         97          103
  10.000%, 07/15/18                                        226          247
  10.000%, 03/15/19                                        184          200
   7.000%, 04/15/24                                      1,491        1,474
   7.500%, 06/15/25                                      1,955        1,975
                                                                    -------
TOTAL MORTGAGE-BACKED POOLED NOTES
 (Cost $13,246,385)                                                  13,156
                                                                    -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
 FNMA
   8.150%, 08/12/96                                        100          102
                                                                    -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $103,170)                                                        102
                                                                    -------
-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
CASH EQUIVALENTS -- 0.5%
 SEI Liquid Asset Trust Treasury Portfolio             $   433     $    433
                                                                   --------
TOTAL CASH EQUIVALENTS
 (Cost $433,487)                                                        433
                                                                   --------
REPURCHASE AGREEMENT -- 4.1%
 UBS Securities 6.42%, dated 09/29/95, matures
  10/02/95, repurchase price $3,628,449
  (collateralized by various U.S. Treasury Bonds,
  par value $3,054,000, 7.875%-8.875%, 02/15/19-
  02/15/21, market value: $3,702,000)(2)                              3,627
                                                                   --------
TOTAL REPURCHASE AGREEMENT
 (Cost $3,626,535)                                                    3,627
                                                                   --------
TOTAL INVESTMENTS -- 99.4%
 (Cost $81,176,181)                                                  87,675
                                                                   --------
OTHER ASSETS AND LIABILITIES -- 0.6%
 Other Assets and Liabilities, Net                                      538
                                                                   --------
NET ASSETS:
Fund shares of Class A (unlimited
 authorization -- no par value) based on 8,012,512
 outstanding shares of beneficial interest                           79,936
Fund shares of Class B (unlimited
 authorization -- no par value) based on 104,032
 outstanding shares of beneficial interest                            1,040
Accumulated net realized gain on investments                            738
Net unrealized appreciation on investments                            6,499
                                                                   --------
TOTAL NET ASSETS -- 100.0%                                         $ 88,213
                                                                   ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
  CLASS A                                                            $10.87
                                                                   ========
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A
 ($10.87/96.50%)                                                     $11.26
                                                                   ========
NET ASSET VALUE AND OFFERING
 PRICE PER SHARE -- CLASS B(1)                                       $10.93
                                                                   ========
---------------------------------------------------------------------------

* Non-income producing security
GNMA -- Government National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
CMO -- Collateralized Mortgage Obligation
REMIC -- Real Estate Mortgage Investment Conduit
LP -- Limited Partnership
(1) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(2) Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995
--------------------------------------------------------------------------------
VALUE EQUITY FUND

-------------------------------------------------------------------------------
                                                                      Market
                                                             Shares Value (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 93.5%
 AIR TRANSPORTATION -- 0.9%
  KLM Royal Dutch Air*                                       15,000   $   525
                                                                      -------
 AIRCRAFT -- 2.1%
  Lockheed Martin                                            10,700       718
  McDonnell Douglas                                           6,500       538
                                                                      -------
                                                                        1,256
                                                                      -------
 APPAREL/TEXTILES -- 0.8%
  V F                                                        10,000       510
                                                                      -------
 AUTOMOTIVE -- 4.0%
  Dana                                                       14,900       430
  Eaton                                                       9,400       498
  Echlin                                                     15,850       567
  Paccar                                                      7,800       365
  TRW                                                         7,750       576
                                                                      -------
                                                                        2,436
                                                                      -------
 BANKS -- 10.4%
  Bank of New York                                           14,900       692
  BankAmerica                                                10,000       599
  Barnett Banks                                               9,300       527
  First Bank System                                          14,400       693
  First Chicago                                               9,400       645
  First Interstate Bancorp                                    6,500       655
  First Union                                                10,000       510
  Mellon Bank                                                11,600       518
  NBD Bancorp                                                13,000       497
  SunTrust Banks                                              5,900       390
  Wachovia                                                   12,200       526
                                                                      -------
                                                                        6,252
                                                                      -------
 BUILDING & CONSTRUCTION -- 0.7%
  Lennar                                                     20,500       446
                                                                      -------
 CHEMICALS -- 6.2%
  Dow Chemical                                                7,300       544
  Imperial Chemical Industries                               10,500       533
  Lubrizol                                                   12,800       418
  Olin                                                        7,000       481
  Rhone Poulenc Rorer                                        11,000       501
  Union Carbide                                              18,620       739
  Vulcan Materials                                           10,000       530
                                                                      -------
                                                                        3,746
                                                                      -------
 COMMUNICATIONS EQUIPMENT -- 0.8%
  Harris                                                      8,500       466
                                                                      -------
-------------------------------------------------------------------------------
                                                                      Market
                                                             Shares Value (000)
-------------------------------------------------------------------------------
 COMPUTERS & SERVICES -- 1.6%
  Compaq Computer*                                           11,400   $   551
  Pitney Bowes                                               10,000       420
                                                                      -------
                                                                          971
                                                                      -------
 CONCRETE & MINERAL PRODUCTS -- 0.7%
  Armstrong World Industries                                  8,000       444
                                                                      -------
 CONSUMER PRODUCTS -- 1.2%
  Nike                                                        6,250       695
                                                                      -------
 CONTAINERS & PACKAGING -- 0.8%
  Ball                                                       15,340       454
                                                                      -------
 DRUGS -- 2.7%
  Mallinckrodt Group                                         11,400       452
  Schering Plough                                            10,400       536
  Upjohn                                                     14,100       629
                                                                      -------
                                                                        1,617
                                                                      -------
 ELECTRICAL SERVICES -- 11.3%
  Cipsco                                                     16,100       553
  Consolidated Edison of New York                            15,100       459
  Duke Power                                                  8,900       386
  Florida Progress                                           13,200       427
  New England Electric System                                12,300       455
  Nipsco Industries                                          13,500       471
  Northeast Utilities                                        14,800       361
  Northern States Power                                       9,200       417
  Oklahoma Gas & Electric                                    12,600       474
  San Diego Gas & Electric                                   20,100       465
  SCE                                                        32,500       577
  Southern                                                   22,500       532
  Southwestern Public Service                                18,400       600
  Unicom                                                     20,400       618
                                                                      -------
                                                                        6,795
                                                                      -------
 ELECTRICAL TECHNOLOGY -- 1.0%
  Texas Instruments                                           7,200       575
                                                                      -------
 FINANCIAL SERVICES -- 4.0%
  American Express                                           15,300       679
  Bear Stearns                                               24,000       516
  Beneficial                                                 11,900       622
  Transamerica                                                8,300       591
                                                                      -------
                                                                        2,408
                                                                      -------
 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD -- 2.3%
  IBP                                                        13,300       710
  Philip Morris                                               7,900       660
                                                                      -------
                                                                        1,370
                                                                      -------

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                     Market
                                                            Shares Value (000)
------------------------------------------------------------------------------
 GAS/NATURAL GAS -- 2.4%
  Mapco                                                      7,500   $   386
  Pacific Enterprises                                       18,340       461
  Williams Companies                                        15,300       597
                                                                     -------
                                                                       1,444
                                                                     -------
 GLASS PRODUCTS -- 0.9%
  PPG Industries                                            12,000       558
                                                                     -------
 INSURANCE -- 7.4%
  AFLAC                                                     13,600       564
  American General                                          16,050       600
  Aon                                                       14,000       572
  Cigna                                                      6,200       645
  Lincoln National                                          11,300       533
  Ohio Casualty                                             12,200       436
  Providian                                                 11,800       490
  Saint Paul                                                10,000       584
                                                                     -------
                                                                       4,424
                                                                     -------
 MACHINERY -- 4.5%
  Briggs & Stratton                                         11,200       451
  Caterpillar                                                7,100       404
  Cummins Engine                                            10,100       389
  Deere                                                      5,400       439
  Parker-Hannifin                                           12,000       456
  Timken                                                    13,400       571
                                                                     -------
                                                                       2,710
                                                                     -------
 MEASURING DEVICES -- 1.0%
  Johnson Controls                                           9,500       601
                                                                     -------
 METALS & MINING -- 0.7%
  Cyprus AMAX Minerals                                      14,700       413
                                                                     -------
 MISCELLANEOUS BUSINESS
  SERVICES -- 1.4%
  Sun Microsystems*                                         13,100       825
                                                                     -------
 MISCELLANEOUS TRANSPORTATION -- 1.0%
  Harsco                                                    11,100       617
                                                                     -------
 PAPER & PAPER PRODUCTS -- 5.9%
  Bowater                                                   11,200       522
  Federal Paper Board                                       13,500       518
  Mead                                                       8,200       481
  Tambrands                                                  9,000       395
  Union Camp                                                 9,600       553
  Westvaco                                                  12,000       548
  Weyerhaeuser                                              11,100       506
                                                                     -------
                                                                       3,523
                                                                     -------
 PETROLEUM REFINING -- 3.6%
  Amoco                                                      7,400       475
  Ashland                                                   11,300       377
------------------------------------------------------------------------------
                                                       Shares/Face
                                                         Amount      Market
                                                          (000)    Value (000)
------------------------------------------------------------------------------
 PETROLEUM REFINING (continued)
  Exxon                                                    7,000     $   506
  Mobil                                                    5,300         527
  Murphy Oil                                               7,800         312
                                                                     -------
                                                                       2,197
                                                                     -------
 PROFESSIONAL SERVICES -- 1.7%
  Dun & Bradstreet                                         9,400         544
  Servicemaster LP                                        17,200         482
                                                                     -------
                                                                       1,026
                                                                     -------
 RAILROADS -- 0.9%
  Norfolk Southern                                         7,600         568
                                                                     -------
 RETAIL -- 3.3%
  American Stores                                         18,400         522
  Circuit City Stores                                     15,400         487
  Sears Roebuck                                            9,000         332
  Wendy's International                                   31,000         655
                                                                     -------
                                                                       1,996
                                                                     -------
 RUBBER & PLASTIC -- 2.4%
  Bandag                                                   7,450         394
  Premark International                                    9,900         504
  Sonoco Products                                         19,425         539
                                                                     -------
                                                                       1,437
                                                                     -------
 STEEL & STEEL WORKS -- 2.4%
  Asarco                                                  15,000         473
  Phelps Dodge                                             8,700         545
  Worthington Industries                                  23,100         424
                                                                     -------
                                                                       1,442
                                                                     -------
 TELEPHONES & TELECOMMUNICATION -- 1.7%
  Ameritech                                               10,800         563
  Pacific Telesis Group                                   14,800         455
                                                                     -------
                                                                       1,018
                                                                     -------
 WHOLESALE -- 0.8%
  Avnet                                                    9,000         465
                                                                     -------
TOTAL COMMON STOCK
 (Cost $47,732,526)                                                   56,230
                                                                     -------
INVESTMENT COMPANY -- 3.4%
 SEI Equity Index Fund                                       106       2,046
                                                                     -------
TOTAL INVESTMENT COMPANY
 (Cost $1,964,236)                                                     2,046
                                                                     -------
CASH EQUIVALENTS -- 2.5%
 SEI Liquid Asset Trust Treasury Portfolio               $ 1,495       1,495
                                                                     -------
TOTAL CASH EQUIVALENTS
 (Cost $1,494,796)                                                     1,495
                                                                     -------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

-----------------------------------------------------------------------------
                                                                    Market
                                                                  Value (000)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.5%
  UBS Securities 6.42%, dated 09/29/95, matures 10/02/95,
   repurchase price $340,134 (collateralized by various U.S.
   Treasury Bonds, par value $305,000, 7.875%-8.125%, 02/15/21-
   05/15/21, market value: $351,000)(2)                             $   340
                                                                    -------
TOTAL REPURCHASE AGREEMENT
 (Cost $340,054)                                                        340
                                                                    -------
TOTAL INVESTMENTS -- 99.9%
 (Cost $51,531,612)                                                  60,111
                                                                    -------
OTHER ASSETS AND LIABILITIES -- 0.1%
 Other Assets and Liabilities, Net                                       31
                                                                    -------
NET ASSETS:
Fund shares of Class A (unlimited authorization -- no par value)
 based on 4,982,425 outstanding shares of beneficial interest        49,803
Fund shares of Class B (unlimited authorization -- no par value)
 based on 108,589 outstanding shares of beneficial interest           1,132
Accumulated net realized gain on investments                            628
Net unrealized appreciation on investments                            8,579
                                                                    -------
TOTAL NET ASSETS -- 100.0%                                          $60,142
                                                                    =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A            $11.81
                                                                    =======
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A ($11.81/96.50%)          $12.24
                                                                    =======
NET ASSET VALUE AND OFFERING PRICE PER SHARE -- CLASS B(1)           $11.86
                                                                    =======

-----------------------------------------------------------------------------
* Non-income producing security
LP -- Limited Partnership
(1) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(2) Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                      MARQUIS FUNDS
--------------------------------------------------------------------------------

                                          TREASURY              LOUISIANA
                          INSTITUTIONAL  SECURITIES  GOVERNMENT  TAX-FREE  GROWTH AND   VALUE
                          MONEY MARKET  MONEY MARKET SECURITIES   INCOME     INCOME     EQUITY
                              FUND          FUND        FUND       FUND       FUND       FUND
                          ============= ============ ========== ========== ========== ==========
                             8/10/95      10/1/94     10/1/94    10/1/94    10/1/94    10/1/94
                           TO 9/30/95    TO 9/30/95  TO 9/30/95 TO 9/30/95 TO 9/30/95 TO 9/30/95
                          ============= ============ ========== ========== ========== ==========
INVESTMENT INCOME:
 Interest income              $230        $37,163     $ 6,692      $493     $ 2,332    $    68
 Dividend income                --             --          --        --       1,190      1,571
                          ------------- ------------ ---------- ---------- ---------- ----------
  Total investment income      230         37,163       6,692       493       3,522      1,639
EXPENSES:
 Administration fees             4          1,293         212        19         155        100
 Waiver of administration
  fees                          --             --          --        (2)         --         --
 Investment advisory fees        6          1,939         582        33         573        368
 Waiver of investment
  advisory fees                 (6)          (479)       (149)      (27)       (144)       (84)
 Contribution by Adviser        (8)            --          --        --          --         --
 Custodian                      --             95          16         2          12          7
 Transfer agent fees             2             67          35        31          35         37
 Distribution fees(1)           --            463           1         4           7          5
 Distribution fee
  waiver(1)                     --           (135)         --        --          --         --
 Professional fees               1             71          14         1           9          6
 Registration fees              11            128           8         2           2          3
 Trustee fees                   --             13           3         1           3          1
 Printing expense               --             60          10         1           7          6
 Amortization of deferred
  organization costs            --             18           4        --           2          1
 Insurance and other fees       --             28           6         1           4          3
                          ------------- ------------ ---------- ---------- ---------- ----------
  Total expenses                10          3,561         742        66         665        453
                          ------------- ------------ ---------- ---------- ---------- ----------
Net investment income          220         33,602       5,950       427       2,857      1,186
                          ------------- ------------ ---------- ---------- ---------- ----------
Net realized gain (loss)
 on securities sold             --             14        (381)       (2)      1,310      1,816
Change in unrealized
 appreciation on
 investment securities          --             --       5,498       410       8,750      8,754
                          ------------- ------------ ---------- ---------- ---------- ----------
Net realized and
 unrealized gain on
 investments                    --             14       5,117       408      10,060     10,570
                          ------------- ------------ ---------- ---------- ---------- ----------
Increase in net assets
 resulting from
 operations                   $220        $33,616     $11,067      $835     $12,917    $11,756
                          ============= ============ ========== ========== ========== ==========

(1) All distribution fees and waivers are incurred at the Retail Class level for Treasury Securities Money Market Fund and the Class B level for Non-Dollar funds.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------

                        INSTITUTIONAL   TREASURY SECURITIES          GOVERNMENT
                        MONEY MARKET       MONEY MARKET              SECURITIES
                            FUND               FUND                     FUND
                        ============= ========================  =====================
                           8/10/95      10/1/94      10/1/93     10/1/94    10/1/93
                         TO 9/30/95   TO 9/30/95   TO 9/30/94   TO 9/30/95 TO 9/30/94
                        ------------- -----------  -----------  ---------- ----------
INVESTMENT ACTIVITIES:
 Net investment income    $    220    $    33,602  $    16,494   $  5,950   $  4,538
 Net realized gain
  (loss) on securities
  sold                          --             14           --       (381)      (615)
 Net unrealized
  appreciation
  (depreciation) of
  investment securities         --             --           --      5,498     (5,630)
                        ------------- -----------  -----------  ---------- ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations           220         33,616       16,494     11,067     (1,707)
                        ------------- -----------  -----------  ---------- ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Income distribution
  Class A (1)                 (220)       (24,123)     (14,494)    (5,952)    (4,520)
 Income distribution
  Class B (2)                   --         (9,479)      (2,000)        (9)        (4)
                        ------------- -----------  -----------  ---------- ----------
    Total distribution        (220)       (33,602)     (16,494)    (5,961)    (4,524)
                        ------------- -----------  -----------  ---------- ----------
SHARE TRANSACTIONS:
 Class A (1):
  Shares issued             44,431      1,213,421    1,742,355     49,864    136,743
  Shares issued in lieu
   of cash distribution         --              6            3      3,352      3,255
  Shares redeemed          (13,117)    (1,095,946)  (1,338,580)   (31,472)   (36,212)
                        ------------- -----------  -----------  ---------- ----------
    Total Class A share
     transactions           31,314        117,481      403,778     21,744    103,786
                        ------------- -----------  -----------  ---------- ----------
 Class B (2):
  Shares issued                 --        543,926      254,104        188        150
  Shares issued in lieu
   of cash distribution         --          7,587        1,999          8          4
  Shares redeemed               --       (355,617)    (169,255)      (107)        --
                        ------------- -----------  -----------  ---------- ----------
    Total Class B share
     transactions               --        195,896       86,848         89        154
                        ------------- -----------  -----------  ---------- ----------
 Increase in net assets
  from shareholder
  transactions              31,314        313,377      490,626     21,833    103,940
                        ------------- -----------  -----------  ---------- ----------
    Total increase in
     net assets             31,314        313,391      490,626     26,939     97,709
                        ------------- -----------  -----------  ---------- ----------
NET ASSETS:
 Beginning of period            --        490,626           --     97,709         --
 End of period            $ 31,314    $   804,017  $   490,626   $124,648   $ 97,709
                        ============= ===========  ===========  ========== ==========
SHARES ISSUED AND
 REDEEMED:
 Class A (1):
  Issued                    44,431      1,213,421    1,742,355      5,196     13,755
  Issued in lieu of
   cash distribution            --              6            3        350        337
  Redeemed                 (13,117)    (1,095,946)  (1,338,580)    (3,303)    (3,726)
                        ------------- -----------  -----------  ---------- ----------
    Total Class A share
     transactions           31,314        117,481      403,778      2,243     10,366
                        ------------- -----------  -----------  ---------- ----------
 Class B (2):
  Issued                        --        543,926      254,104         19         15
  Issued in lieu of
   cash distribution            --          7,587        1,999          1         --
  Redeemed                      --       (355,617)    (169,255)       (11)        --
                        ------------- -----------  -----------  ---------- ----------
    Total Class B share
     transactions               --        195,896       86,848          9         15
                        ------------- -----------  -----------  ---------- ----------
 Net increase in share
  transactions              31,314        313,377      490,626      2,252     10,381
                        ============= ===========  ===========  ========== ==========

(1) Institutional Class for Treasury Securities Money Market Fund.
(2) Retail Class for Treasury Securities Money Market Fund.

The accompanying notes are an integral part of the financial statements.

                                                                   MARQUIS FUNDS
--------------------------------------------------------------------------------

       LOUISIANA                   GROWTH AND                       VALUE
    TAX-FREE INCOME                  INCOME                        EQUITY
         FUND                         FUND                          FUND
========================     ===========================   ===========================
 10/1/94       10/1/93        10/1/94        10/1/93        10/1/94        10/1/93
TO 9/30/95    TO 9/30/94     TO 9/30/95     TO 9/30/94     TO 9/30/95     TO 9/30/94
----------    ----------     ----------     ----------     ----------     ----------
 $   427       $   226        $  2,857       $ 2,107        $ 1,186        $    777
      (2)          (32)          1,310          (572)         1,816          (1,188)
     410          (382)          8,750        (2,251)         8,754            (174)
----------    ----------     ----------     ----------     ----------     ----------
     835          (188)         12,917          (716)        11,756            (585)
----------    ----------     ----------     ----------     ----------     ----------
    (408)         (212)         (2,834)       (2,088)        (1,173)           (776)
     (20)          (13)            (28)          (14)           (12)             (2)
----------    ----------     ----------     ----------     ----------     ----------
    (428)         (225)         (2,862)       (2,102)        (1,185)           (778)
----------    ----------     ----------     ----------     ----------     ----------
   6,559         9,735          15,154        76,453         24,265          54,146
      92            40           2,718         2,032            638             558
  (2,306)       (2,427)        (12,108)       (4,313)       (18,386)        (11,418)
----------    ----------     ----------     ----------     ----------     ----------
   4,345         7,348           5,764        74,172          6,517          43,286
----------    ----------     ----------     ----------     ----------     ----------
     128           628             165           903            778             444
      15             9              28            13             12               2
    (195)           --             (46)          (23)           (47)           (58)
----------    ----------     ----------     ----------     ----------     ----------
     (52)          637             147           893            743             388
----------    ----------     ----------     ----------     ----------     ----------
   4,293         7,985           5,911        75,065          7,260          43,674
----------    ----------     ----------     ----------     ----------     ----------
   4,700         7,572          15,966        72,247         17,831          42,311
----------    ----------     ----------     ----------     ----------     ----------
   7,572            --          72,247            --         42,311              --
 $12,272       $ 7,572        $ 88,213       $72,247        $60,142        $ 42,311
==========    ==========     ==========     ==========     ==========     ==========
     683           994           1,532         7,676          2,398           5,462
      10             4             268           211             61              58
    (240)         (255)         (1,232)         (442)        (1,820)         (1,176)
----------    ----------     ----------     ----------     ----------     ----------
     453           743             568         7,445            639           4,344
----------    ----------     ----------     ----------     ----------     ----------
      14            63              15            91             72              46
       2             1               3             1              1              --
     (21)           --              (4)           (2)            (5)             (6)
----------    ----------     ----------     ----------     ----------     ----------
      (5)           64              14            90             68              40
----------    ----------     ----------     ----------     ----------     ----------
     448           807             582         7,535            707           4,384
==========    ==========     ==========     ==========     ==========     ==========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER 30,

                               REALIZED                                                                       RATIO OF   RATIO OF
                                  AND                                                                         EXPENSES  NET INCOME
         NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET           NET ASSETS  RATIO OF   RATIO OF  TO AVERAGE TO AVERAGE
           VALUE      NET      GAINS OR     FROM NET      VALUE               END OF    EXPENSES  NET INCOME NET ASSETS NET ASSETS
         BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF    TOTAL      PERIOD   TO AVERAGE TO AVERAGE (EXCLUDING (EXCLUDING
         OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN+     (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
         --------- ---------- ----------- ------------- --------- -------   ---------- ---------- ---------- ---------- ----------
INSTITUTIONAL MONEY MARKET FUND
1995(4)    $1.00     $0.01         --        $(0.01)      $1.00     5.55 %*   $31,314     0.25%*     5.56%*     0.60%*     5.21%*
TREASURY SECURITIES MONEY MARKET FUND INSTITUTIONAL CLASS
1995       $1.00     $0.05         --        $(0.05)      $1.00     5.33 %   $521,270     0.50%      5.23%      0.57%      5.16%
1994        1.00      0.03         --         (0.03)       1.00     3.22      403,778     0.50       3.15       0.60       3.05
TREASURY SECURITIES MONEY MARKET FUND RETAIL CLASS
1995       $1.00     $0.05         --        $(0.05)      $1.00     5.16 %   $282,747     0.68%      5.12%      0.82%      4.98%
1994(1)     1.00      0.03         --         (0.03)       1.00     3.15  *    86,848     0.59  *    3.27  *    0.83  *    3.03  *
GOVERNMENT SECURITIES FUND CLASS A
1995       $9.41     $0.54       $0.46       $(0.54)      $9.87    10.84 %   $124,404     0.70%      5.63%      0.84%      5.49%
1994       10.00      0.43       (0.59)       (0.43)       9.41    (1.66)      97,562     0.70       4.43       0.90       4.23
GOVERNMENT SECURITIES FUND CLASS B
1995       $9.46     $0.46       $0.47       $(0.47)      $9.92    10.10 %       $244     1.45%      4.86%      1.59%      4.72%
1994(2)    10.04      0.31       (0.58)       (0.31)       9.46    (2.84) *       147     1.45  *    3.88  *    1.69  *    3.64  *
LOUISIANA TAX-FREE INCOME FUND CLASS A
1995       $9.38     $0.42       $0.41       $(0.42)      $9.79     9.01 %    $11,705     0.65%      4.51%      0.95%      4.21%
1994       10.00      0.36       (0.62)       (0.36)       9.38    (2.68)       6,971     0.65       4.10       1.72       3.03
LOUISIANA TAX-FREE INCOME FUND CLASS B
1995       $9.39     $0.35       $0.40       $(0.35)      $9.79     8.21 %       $567     1.40%      3.77%      1.70%      3.47%
1994(3)     9.87      0.27       (0.48)       (0.27)       9.39    (2.58) *       601     1.40  *    3.35  *    2.47  *    2.28  *
GROWTH AND INCOME FUND CLASS A
1995       $9.59     $0.37       $1.28       $(0.37)     $10.87    17.58 %    $87,076     0.85%      3.70%      1.04%      3.51%
1994       10.00      0.31       (0.41)       (0.31)       9.59    (1.02)      71,379     0.85       3.18       1.14       2.89
GROWTH AND INCOME FUND CLASS B
1995       $9.64     $0.30       $1.29       $(0.30)     $10.93    16.75 %     $1,137     1.60%      2.95%      1.79%      2.76%
1994(2)    10.03      0.18       (0.39)       (0.18)       9.64    (2.24) *       868     1.60  *    2.55  *    1.94  *    2.21  *
VALUE EQUITY FUND CLASS A
1995       $9.65     $0.24       $2.16       $(0.24)     $11.81    25.13 %    $58,854     0.90%      2.40%      1.07%      2.23%
1994       10.00      0.18       (0.35)       (0.18)       9.65    (1.64)      41,922     0.90       1.95       1.17       1.68
VALUE EQUITY FUND CLASS B
1995       $9.70     $0.15       $2.17       $(0.16)     $11.86    24.17 %     $1,288     1.65%      1.62%      1.82%      1.45%
1994(2)     9.95      0.08       (0.25)       (0.08)       9.70    (1.82) *       389     1.65  *    1.30  *    1.93  *    1.02  *
         PORTFOLIO
         TURNOVER
           RATE
         ---------
INSTITUTIONAL MONEY MARKET FUND
1995(4)      --
TREASURY SECURITIES MONEY MARKET FUND INSTITUTIONAL CLASS
1995         --
1994         --
TREASURY SECURITIES MONEY MARKET FUND RETAIL CLASS
1995         --
1994(1)      --
GOVERNMENT SECURITIES FUND CLASS A
1995       18.33%
1994       37.80
GOVERNMENT SECURITIES FUND CLASS B
1995       18.33%
1994(2)    37.80
LOUISIANA TAX-FREE INCOME FUND CLASS A
1995        2.31%
1994       30.31
LOUISIANA TAX-FREE INCOME FUND CLASS B
1995        2.31%
1994(3)    30.31
GROWTH AND INCOME FUND CLASS A
1995       55.06%
1994       64.09
GROWTH AND INCOME FUND CLASS B
1995       55.06%
1994(2)    64.09
VALUE EQUITY FUND CLASS A
1995       97.88%
1994      161.42
VALUE EQUITY FUND CLASS B
1995       97.88%
1994(2)   161.42

 + Total return does not reflect sales loads on Class B and Retail Class shares.
 * Annualized.
(1) Commenced operations on October 19, 1993.
(2) Commenced operations on October 22, 1993.
(3) Commenced operations on November 22, 1993.
(4) Commenced operations on August 10, 1995.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                      MARQUIS FUNDS
--------------------------------------------------------------------------------
September 30, 1995
1.ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The Marquis Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company with six funds: Institutional Money Market Fund, Treasury Securities Money Market Fund (the "Money Market Funds"), Government Securities Fund, Loui-siana Tax-Free Income Fund, Growth and Income Fund, and Value Equity Fund (the "Non-Dollar Funds"). The assets of each Fund are segregated, and a sharehold-er's interest is limited to the Fund in which shares are held. The Trust is registered to offer the following classes of shares: Institutional, Retail, and the Cash Sweep in the Treasury Securities Money Market Fund, and Class A and Class B in the Non-Dollar Funds. The Cash Sweep Class of the Treasury Securi-ties Money Market Fund has not commenced operations as of September 30, 1995.

2.SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The following is a summary of the significant accounting policies followed by the Funds.

Securities Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceed-ing sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Restricted and illiquid securities for which quotations are not readily available are val-ued at fair value using methods determined in good faith as approved by the Board of Trustees.

Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scien-tific interest method, which approximates the effective interest method.

---------------------------------------------------------------------------
September 30, 1995

Repurchase Agreements -- Securities pledged as collateral for repurchase agree-ments are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until ma-turity of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceed-ing, realization of the collateral by the Funds may be delayed or limited.

Net Asset Value Per Share -- The net asset value per share of each Fund is cal-culated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

Classes -- Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective clas-ses on the basis of relative daily net assets.

Other -- Distributions from net investment income are declared and paid quarterly for the Growth and Income Fund and the Value Equity Fund. Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund and the Institutional Money Market Fund. Distributions from net investment income are declared and paid monthly for the Government Securities Fund and Louisiana Tax-Free Income Fund. Any net realized capital gains are declared and distributed to shareholders at least annually.

3.INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  First National Bank of Commerce in New Orleans (the "Adviser") serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:
Institutional Money Market Fund -- .15%, Treasury Securities Money Market
Fund -- .30%, Government Securities Fund -- .55%, Louisiana Tax-Free Income
Fund -- .35%, Growth and Income Fund -- .74%, and Value Equity Fund -- .74%.
The Adviser has voluntarily agreed to waive a portion of their fee so that expenses of each Fund will not exceed certain annual expense limitations.

  The Trust and SEI Financial Management Corporation (the "Administrator") have entered into an Administration Agreement. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .10% of the average daily net assets of the Insti-tutional Money Market Fund and .20% of the average daily net assets of the Treasury Securities Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Growth and Income Fund, and Value Equity Fund.

                                                                   MARQUIS FUNDS
---------------------------------------------------------------------------

  The Trust and SEI Financial Services Company (the "Distributor") have entered into a Distribution Agreement. As provided in certain Distribution Plans adopted under the Distribution Agreement, the Trust will pay a fee, at an an-nual rate of .25% of the average daily net assets of the Retail class of Trea-sury Securities Money Market Fund and .75% of the Class B shares of the Non-Dollar Funds to the Distributor as compensation for its services. The Distribu-tor has agreed to waive a portion of its fee from the Treasury Securities Money Market Fund in order to maintain a competitive expense ratio.

  The Class A shares of the Non-Dollar Funds are subject to a maximum sales load of 3.50%.

  There is a contingent deferred sales charge on the Class B shares of the Non-Dollar Funds which varies depending on the number of years from time of payment for the purchase of shares until the time of redemption of such shares (the "holding period"). Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments during the month are aggregated and deemed to have been made on the first day of the month.

                                                     CONTINGENT DEFERRED SALES
                                                      CHARGE AS A PERCENTAGE
            YEARS SINCE                                  OF DOLLAR AMOUNT
             PURCHASE                                    SUBJECT TO CHARGE
            ===========                              =========================
              First                                            3.50%
              Second                                           2.75%
              Third                                            2.00%
              Fourth                                           1.25%
              Fifth                                            0.50%
              Sixth                                             None

4.ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Organizational costs have been capitalized by the Funds and are being amor-tized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the pe-riod that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the Funds will be reduced by the un-amortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $54,278 for organizational work performed by a law firm of which an officer and a trustee of the Trust are partners. Certain officers and trustees of the Trust who are officers of the Administrator and the Distributor, received no compensation from the Trust.

---------------------------------------------------------------------------
September 30, 1995

5.INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 1995 were as follows:

                              LOUISIANA GROWTH
                 GOVERNMENT   TAX-FREE    AND    VALUE
                 SECURITIES    INCOME   INCOME  EQUITY
                    FUND        FUND     FUND    FUND
                   (000)        (000)    (000)   (000)
                 ==========   ========= ======= =======
PURCHASES:
 U.S. Government  $23,093(a)   $   --   $ 6,949 $    --
 Other              1,688       4,644    40,130  54,156
SALES:
 U.S. Government  $ 9,641      $   --   $ 4,939 $    --
 Other              8,690         203    33,126  47,478

(a) Does not include $6,551,000 of securities received in exchange for shares of the Fund.

  On September 30, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not ma-terially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at Sep-tember 30, 1995, for each Non-Dollar Fund is as follows:

                                            LOUISIANA  GROWTH
                                 GOVERNMENT TAX-FREE    AND     VALUE
                                 SECURITIES  INCOME    INCOME  EQUITY
                                    FUND      FUND      FUND    FUND
                                   (000)      (000)    (000)    (000)
                                 ========== ========= ======== =======
Aggregate Gross Unrealized Gain   $ 1,375    $ 140    $ 7,550  $9,071
Aggregate Gross Unrealized Loss    (1,507)    (111)    (1,051)   (492)
                                  --------   ------   -------- -------
Net Unrealized Gain (Loss)        $  (132)   $  29    $ 6,499  $8,579
                                  ========   ======   ======== =======

6.CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The Institutional Money Market Fund and the Treasury Securities Money Market Fund invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are be-lieved to be of comparable quality. The ability of the issuers of the securi-ties held by the Fund to meet their obligations may be affected by economic de-velopments in a specific industry, state or region. The Government Securities and Growth and Income Funds invest in debt instruments.

                                                                   MARQUIS FUNDS
---------------------------------------------------------------------------

  The Louisiana Tax-Free Income Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than a comparable municipal bond fund that does not concentrate its investments in Louisiana municipal se-curities.

  The following table presents a summary of holdings in the Government Securi-ties and Louisiana Tax-Free Income Funds as of September 30, 1995.

                                     LOUISIANA
                          GOVERNMENT TAX-FREE
                          SECURITIES  INCOME
RATING/SECURITY CATEGORY     FUND      FUND
========================  ========== =========
U.S. Government Security    88.45%        --
AAA                          3.46%     82.02%
AA                             --         --
A                            2.46%      2.87%
Not Rated                    5.63%     15.11%

  The above percentages are stated as a percentage of total investments. U.S. Government Securities represent obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Repurchase agreements are collateralized by U.S. Government Securities and are included in Not Rated above.

7.CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The Funds had capital losses carryforwards at September 30, 1995, to the ex-tent provided in the regulations for Federal Income Tax as follows:

                                                       POST
                                   CAPITAL LOSS     OCTOBER 31,
                                   CARRYFORWARD        1994
                                SEPTEMBER 30, 1995,  DEFERRED
FUNDS                              EXPIRES 2003       LOSSES
=====                           =================== ===========
Government Securities Fund           $679,660        $316,663
Louisiana Tax-Free Income Fund         32,125           2,083

  For tax purposes, the losses in the Funds can be carried forward for a maxi-mum of eight years to offset any net realized capital gains.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
To the Shareholders and Trustees of the Marquis Funds:

We have audited the accompanying statements of net assets of the Institutional Money Market, Treasury Securities Money Market, Government Securities, Louisiana Tax-Free Income, Growth and Income and Value Equity Funds of the Marquis Funds as of September 30, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market, Treasury Securities Money Market, Government Securities, Louisiana Tax-Free Income, Growth and Income and Value Equity Funds of the Marquis Funds as of September 30, 1995, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Philadelphia, Pa.
November 6, 1995